As filed with the Securities and Exchange Commission on April 14, 2016

Registration Nos.: 33-54047
811-7185

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.  ☐

  Post-Effective Amendment No. 40  ☒

and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

  ACT OF 1940  ☒

  Amendment No. 41  ☒

Morgan Stanley
Select Dimensions Investment Series

(A Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code: (800) 548-7786

Joseph C. Benedetti, Esq.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective

It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b)
X	On April 29, 2016 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485

Amending the Prospectus and Updating Financial Statements

  If appropriate, check the following box:

This post-effective amendment designates a new effective
date for a previously filed post-effective amendment.

PROSPECTUS ■ APRIL 29, 2016

SELECT DIMENSIONS INVESTMENT SERIES

THE MID CAP GROWTH PORTFOLIO

Class X

Morgan Stanley Select Dimensions Investment Series (the "Fund") is a mutual fund comprised of the Mid Cap Growth Portfolio (the "Portfolio"), shares of which are being offered in this Prospectus.

Shares of the Portfolio are sold exclusively to certain life insurance companies in connection with particular variable life insurance and/or variable annuity contracts they issue. The insurance companies invest in shares of the Portfolio in accordance with instructions received from owners of the variable life insurance or variable annuity contracts.

This Prospectus must be accompanied by a current prospectus for the variable life insurance and/or variable annuity contract issued by your life insurance company.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summary	INVESTMENT OBJECTIVE	1
	FEES AND EXPENSES OF THE PORTFOLIO	1
	PORTFOLIO TURNOVER	1
	PRINCIPAL INVESTMENT STRATEGIES	1
	PRINCIPAL RISKS	1
	PAST PERFORMANCE	2
	FUND MANAGEMENT	2
	PURCHASE AND SALE OF PORTFOLIO SHARES	2
	TAX INFORMATION	3
	PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES	3
Portfolio Details	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS	4
	FUND MANAGEMENT	11
Shareholder Information	PURCHASES AND SALES OF PORTFOLIO SHARES	12
	FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	12
	PRICING PORTFOLIO SHARES	13
	DISTRIBUTIONS	14
	TAXES	14
	PORTFOLIO HOLDINGS INFORMATION	14
	ADDITIONAL INFORMATION	14
Financial Highlights		15

This Prospectus contains important information about the Mid Cap Growth Portfolio and the Morgan Stanley Select Dimensions Investment Series. Please read it carefully and keep it for future reference.

Portfolio Summary

Investment Objective

The Portfolio seeks long-term capital growth.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.42%
Distribution (12b-1) Fee	None
Other Expenses	0.86%
Total Annual Portfolio Operating Expenses	1.28%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time
1 Year	3 Years	5 Years	10 Years
$130	$406	$702	$1,545

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will normally invest at least 80% of its assets in common stocks (including depositary receipts) and other equity securities of medium capitalization companies. The Portfolio's other equity securities may include convertible securities and preferred stocks. The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2015 was between $201.8 million and $28.9 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

The Portfolio may invest up to 25% of its net assets in foreign securities (including depositary receipts), which may include emerging market securities. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange. The Portfolio's current investments may include privately placed and restricted securities. The Portfolio will not, however, make future investments in privately placed and restricted securities that are deemed to be illiquid at the time of purchase.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective, and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Common Stock and Other Equity Securities. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•  Medium Capitalization Companies. Investments in medium capitalization companies may involve greater risks than investments in larger, more established companies. The

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securities issued by medium capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates.

•  Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year-to-year and by showing how the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	6/30/09:	26.48%
Low Quarter	12/31/08:	–27.56%

Average Annual Total Returns For Periods Ended December 31, 2015

	Past 1 Year	Past 5 Years	Past 10 Years
Mid Cap Growth Portfolio	–6.59%	5.58%	7.05%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	–0.20%	11.54%	8.16%

(1)  The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Dennis P. Lynch	Managing Director	January 2002
David S. Cohen	Managing Director	January 2002
Sam G. Chainani	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008
Purchase and Sale of Portfolio Shares

Shares of the Portfolio are not currently being offered to new investors. Shares of the Portfolio will continue to be offered to existing shareholders.

This Prospectus offers Class X shares of the Mid Cap Growth Portfolio. The Portfolio also offers Class Y shares of the Portfolio

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through a separate prospectus. Class Y shares are subject to different expenses. For eligibility information, contact your insurance company.

Portfolio shares will be sold at the next price calculated after we receive the redemption request on your behalf.

The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Purchases and Sales of Portfolio Shares."

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

Payments to Insurance Companies and
Other Financial Intermediaries

If you purchase Portfolio shares through an insurance company or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company or other financial intermediary and your salesperson to recommend one variable annuity contract over another or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company's or other financial intermediary's web site for more information.

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Portfolio Details

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

CAPITAL GROWTH

An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.

The Portfolio will normally invest at least 80% of its assets in common stocks (including depositary receipts) and other equity securities of medium capitalization companies. The Portfolio's other equity securities may include convertible securities and preferred stocks. The Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2015 was between $201.8 million and $28.9 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may invest up to 25% of its net assets in foreign securities (including depositary receipts), which may include emerging market securities. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

The Portfolio's current investments may include privately placed and restricted securities. The Portfolio will not, however, make future investments in privately placed and restricted securities that are deemed to be illiquid at the time of purchase.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Portfolio may also use derivative instruments as discussed herein. The derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within the 80% policy.

In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.

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ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to the Portfolio's investment strategies.

Other Investments. The remaining 20% of the Portfolio's assets may be invested in equity securities of issuers other than medium capitalization companies, fixed-income securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and corporate debt securities rated Baa or better by Moody's Investors Service, Inc. ("Moody's"), BBB or better by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or BBB or better by Fitch Ratings Inc. ("Fitch"), or, if not rated, judged to be of comparable quality by the Adviser. In addition, the Portfolio may invest in real estate investment trusts ("REITs") and foreign real estate companies. The Portfolio may also invest in securities issued in initial public offerings ("IPOs").

Fixed-Income Securities. Fixed-income securities are debt securities such as bonds, notes or commercial paper. The issuer of the debt security borrows money from the investor who buys the security. Most debt securities pay either fixed or adjustable rates of interest at regular intervals until they mature, at which point investors get their principal back. The Portfolio's fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no interest payments until maturity.

U.S. Government Securities. The U.S. government securities that the Portfolio may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, the Portfolio may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. The Portfolio may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Further, the Portfolio may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality.

REITs and Foreign Real Estate Companies. The Portfolio may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors' funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Derivatives. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments, foreign currency forward exchange contracts and other related instruments and techniques.

Shares of IPOs. The Portfolio may purchase shares issued as part of, or a short period after, companies' IPOs and may at times dispose of those shares shortly after their acquisition.

Defensive Investing. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market, economic, political or other conditions. When the Portfolio is in a "defensive" position, it may invest any amount of its assets in cash, cash equivalents or other fixed-income securities in a defensive posture that may be inconsistent with its principal investment strategies when the Adviser believes it advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

* * *

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The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Portfolio to sell any portfolio security. However, the Portfolio may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price and return will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Common Stock and Other Equity Securities. A principal risk of investing in the Portfolio is associated with its common stock and other equity investments. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities can fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Medium Capitalization Companies. The Portfolio's investments in medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter ("OTC") market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades for purposes of valuing the Portfolio's securities. Investing in lesser-known, medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value ("NAV") than is customarily associated with larger, more established companies. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign and Emerging Market Securities. The Portfolio's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio may convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies

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and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Portfolio's trades effected in those markets and could result in losses to the Portfolio due to subsequent declines in the value of the securities subject to the trades.

The foreign securities in which the Portfolio may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets back into the U.S., or otherwise adversely affect the Portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value.

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Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Other Risks. The performance of the Portfolio also will depend on whether or not the Adviser is successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in fixed-income securities, U.S. government securities, REITs and foreign real estate companies and derivatives. The Portfolio may also invest in securities issued in IPOs. For more information about these risks, see the section of this Prospectus entitled "Additional Risk Information" below.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to the risks of investing in the Portfolio.

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates. The Portfolio may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. The Portfolio is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Zero coupon securities (which are purchased at a discount and generally accrue interest, but make no payments until maturity) are typically subject to greater price fluctuations than comparable securities that pay current interest.

U.S. Government Securities. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to certain of the U.S. government securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored entities if it is not obligated to do so by law.

REITs and Foreign Real Estate Companies. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT's and/or foreign real estate company's value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITs and

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foreign real estate companies requires specialized management skills and the Portfolio indirectly bears REIT and foreign real estate company management expenses along with the direct expenses of the Portfolio. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are generally not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to the risk of failing to qualify for tax-free pass-through income under the Code.

Foreign Currency Forward Exchange Contracts. In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the foreign currency forward exchange contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Investments in foreign currency forward exchange contracts may substantially change the Portfolio's exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser expects. The Adviser's success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Portfolio's investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Portfolio's investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Portfolio's holdings, further increases the Portfolio's exposure to foreign securities losses. There is no assurance that the Adviser's use of currency derivatives will benefit the Portfolio or that they will be, or can be, used at appropriate times.

Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and

SDIS — The Mid Cap Growth Portfolio
9

judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Portfolio may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rate or foreign currency exchange rate or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Structured Investments. The Portfolio also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Shares of IPOs. The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and

SDIS — The Mid Cap Growth Portfolio
10

limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double digit returns. Such returns are highly unusual and may not be sustainable.

Sector Risk. The Portfolio may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a Portfolio's performance than if the Portfolio held a broader range of investments.

FUND MANAGEMENT

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

The Adviser, together with its affiliated asset management companies, had approximately $406.5 billion in assets under management or supervision as of December 31, 2015.

The Fund has retained the Adviser — Morgan Stanley Investment Management Inc. — to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: "MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

The Portfolio is managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, David S. Cohen, Sam G. Chainani, Alexander T. Norton, Jason C. Yeung and Armistead B. Nash.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund's Statement of Additional Information ("SAI") provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

The Portfolio pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Adviser. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 2015, the Portfolio paid total investment advisory compensation (net of fee waivers, if applicable) amounting to 0.42% of the Portfolio's average daily net assets.

A discussion regarding the Board of Trustees' approval of the investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2015.

SDIS — The Mid Cap Growth Portfolio
11

Shareholder Information

PURCHASES AND SALES OF PORTFOLIO SHARES

Shares of the Portfolio are not currently being offered to new investors. Shares of the Portfolio will continue to be offered to existing shareholders.

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business. The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to and from separate accounts.

The Portfolio currently does not foresee any disadvantages to variable product contract owners arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable life insurance and/or variable annuity products. Nevertheless, the Board of Trustees that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may arise due to these arrangements and to determine what action, if any, should be taken in response.

If the Adviser determines that it is in the best interest of the Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Portfolio may pay a portion or all of a redemption by distributing securities held by the Portfolio. Such in-kind securities may be illiquid and difficult or impossible to sell at a time and at a price that a shareholder would like. In addition, shareholders receiving distributions in-kind may incur brokerage costs when subsequently selling shares of those securities.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners are referred to as "market-timing" or "short-term trading" and may present risks for other contract owners with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio's shares indirectly held by contract owners with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage").

The Portfolio's policies with respect to valuing portfolio securities are described below in the section of this Prospectus entitled "Shareholder Information—Pricing Portfolio Shares" below.

SDIS — The Mid Cap Growth Portfolio
12

The Fund's Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies generally do not provide specific contract owner transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies to monitor frequent short-term trading by contract owners. However, the Portfolio or the Distributor has entered into agreements with insurance companies whereby the insurance companies are required to provide certain contract owner identification and transaction information upon the Portfolio's request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners may be able to engage in frequent trading to the detriment of contract owners with long-term interests in the Portfolio. If the insurance company refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company.

PRICING PORTFOLIO SHARES

The price of shares of the Portfolio, called NAV, is based on the value of its portfolio securities.

The NAV per share of the Portfolio is determined once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Portfolio may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Portfolio's securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Portfolio does not price its shares. Therefore, to the extent, if any, that the Portfolio invests in securities primarily listed on foreign exchanges, the value of the Portfolio's securities may change on days when you will not be able to purchase or sell your shares.

The value of the Portfolio's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

To the extent the Portfolio invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

SDIS — The Mid Cap Growth Portfolio
13

An exception to the general policy of using market prices concerns the Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

DISTRIBUTIONS

The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns income from stocks and interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gains distributions."

Dividends from net investment income and capital gains distributions, if any, are declared and paid at least once per year.

TAXES

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's SAI.

ADDITIONAL INFORMATION

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain insurance companies or their affiliates, in connection with various fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such insurance companies with an incentive to favor shares of the Portfolio as an underlying investment choice for its separate accounts over other investment options. For more information, please see the Fund's SAI.

SDIS — The Mid Cap Growth Portfolio
14

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class X shares for the past five years. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Portfolio for each of the periods listed in the table. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request.

Further information about the performance of the Portfolio is contained in its annual report to shareholders. See the accompanying contract prospectus for either the variable annuity or the variable life contract issued by your insurance company for a description of charges, which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

For the Year Ended December 31	2015		2014		2013		2012		2011
Selected Per Share Data:
Net asset value beginning of period	$41.10		$45.02		$32.90		$32.77		$35.34
Net investment income (loss)(a)	(0.33)		(0.13)		(0.12)		0.12		(0.07)
Net realized and unrealized gain (loss)	(1.70)		0.55		12.47		2.62		(2.37)
Total from investment operations	(2.03)		0.42		12.35		2.74		(2.44)
Dividends to shareholders	—		—		(0.13)		—		(0.13)
Distributions to shareholders	(8.27)		(4.34)		(0.10)		(2.61)		—
Total dividends and distributions	(8.27)		(4.34)		(0.23)		(2.61)		(0.13)
Net asset value end of period	$30.80		$41.10		$45.02		$32.90		$32.77
Total Return(b)	(6.59)%		1.04%		37.69%		8.51%		(6.97)%
Ratios to Average Net Assets:
Expenses	1.28	%(d)	1.20	%(d)	0.99	%(d)	1.02	%(d)	0.81	%(d)
Net investment income (loss)	(0.91	)%(d)	(0.30	)%(d)	(0.33	)%(d)	0.35	%(d)	(0.19	)%(d)
Rebate from Morgan Stanley affiliate	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)
Supplemental Data:
Net assets end of period (000's)	$12,329		$15,612		$19,453		$17,016		$19,186
Portfolio turnover rate	23%		43%		47%		31%		33%

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these charges, the total returns would be lower.

(c)  Amount is less than 0.005%.

(d)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

SDIS — The Mid Cap Growth Portfolio
15

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Morgan Stanley
Select Dimensions Investment Series

  ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Fund's Statement of Additional Information, dated April 29, 2016 (as may be supplemented from time to time), also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Fund's Annual Report, Semi-Annual Report or Statement of Additional Information, to request other information about the Portfolio or to make shareholder inquiries, please call toll-free (800) 548-7786. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

  YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site.

  INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder reports and other information about the Fund and the Portfolio are available on the EDGAR Database on the SEC's Internet site at: http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

(THE FUND'S 1940 ACT FILE NO. IS 811-7185)

PROSPECTUS ■ APRIL 29, 2016

SELECT DIMENSIONS INVESTMENT SERIES

THE MID CAP GROWTH PORTFOLIO

Class Y

Morgan Stanley Select Dimensions Investment Series (the "Fund") is a mutual fund comprised of the Mid Cap Growth Portfolio (the "Portfolio"), shares of which are being offered in this Prospectus.

Shares of the Portfolio are sold exclusively to certain life insurance companies in connection with particular variable life insurance and/or variable annuity contracts they issue. The insurance companies invest in shares of the Portfolio in accordance with instructions received from owners of the variable life insurance or variable annuity contracts.

This Prospectus must be accompanied by a current prospectus for the variable life insurance and/or variable annuity contract issued by your life insurance company.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summary	INVESTMENT OBJECTIVE	1
	FEES AND EXPENSES OF THE PORTFOLIO	1
	PORTFOLIO TURNOVER	1
	PRINCIPAL INVESTMENT STRATEGIES	1
	PRINCIPAL RISKS	1
	PAST PERFORMANCE	2
	FUND MANAGEMENT	2
	PURCHASE AND SALE OF PORTFOLIO SHARES	2
	TAX INFORMATION	3
	PAYMENTS TO INSURANCE COMPANIES AND OTHER FINANCIAL INTERMEDIARIES	3
Portfolio Details	ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS	4
	FUND MANAGEMENT	11
Shareholder Information	PURCHASES AND SALES OF PORTFOLIO SHARES	12
	FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	12
	PRICING PORTFOLIO SHARES	13
	PLAN OF DISTRIBUTION	14
	DISTRIBUTIONS	14
	TAXES	14
	PORTFOLIO HOLDINGS INFORMATION	14
	ADDITIONAL INFORMATION	14
Financial Highlights		15

This Prospectus contains important information about the Mid Cap Growth Portfolio and the Morgan Stanley Select Dimensions Investment Series. Please read it carefully and keep it for future reference.

Portfolio Summary

Investment Objective

The Portfolio seeks long-term capital growth.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.42%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.86%
Total Annual Portfolio Operating Expenses	1.53%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year.) Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time
1 Year	3 Years	5 Years	10 Years
$156	$483	$834	$1,824

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will normally invest at least 80% of its assets in common stocks (including depositary receipts) and other equity securities of medium capitalization companies. The Portfolio's other equity securities may include convertible securities and preferred stocks. The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2015 was between $201.8 million and $28.9 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

The Portfolio may invest up to 25% of its net assets in foreign securities (including depositary receipts), which may include emerging market securities. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange. The Portfolio's current investments may include privately placed and restricted securities. The Portfolio will not, however, make future investments in privately placed and restricted securities that are deemed to be illiquid at the time of purchase.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective, and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Common Stock and Other Equity Securities. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•  Medium Capitalization Companies. Investments in medium capitalization companies may involve greater risks than investments in larger, more established companies. The

SDIS — The Mid Cap Growth Portfolio

securities issued by medium capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates.

•  Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year-to-year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	6/30/09:	26.37%
Low Quarter	12/31/08:	–27.64%

Average Annual Total Returns For Periods Ended December 31, 2015

	Past 1 Year	Past 5 Years	Past 10 Years
Mid Cap Growth Portfolio	–6.81%	5.32%	6.78%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	–0.20%	11.54%	8.16%

(1)  The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Dennis P. Lynch	Managing Director	January 2002
David S. Cohen	Managing Director	January 2002
Sam G. Chainani	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008
Purchase and Sale of Portfolio Shares

Shares of the Portfolio are not currently being offered to new investors. Shares of the Portfolio will continue to be offered to existing shareholders.

This Prospectus offers Class Y shares of the Mid Cap Growth Portfolio. The Portfolio also offers Class X shares of the Portfolio

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through a separate prospectus. Class X shares are subject to different expenses. For eligibility information, contact your insurance company.

Portfolio shares will be sold at the next price calculated after we receive the redemption request on your behalf.

The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Purchases and Sales of Portfolio Shares."

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

Payments to Insurance Companies and
Other Financial Intermediaries

If you purchase Portfolio shares through an insurance company or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company or other financial intermediary and your salesperson to recommend one variable annuity contract over another or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company's or other financial intermediary's web site for more information.

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Portfolio Details

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

CAPITAL GROWTH

An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.

The Portfolio will normally invest at least 80% of its assets in common stocks (including depositary receipts) and other equity securities of medium capitalization companies. The Portfolio's other equity securities may include convertible securities and preferred stocks. The Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2015 was between $201.8 million and $28.9 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may invest up to 25% of its net assets in foreign securities (including depositary receipts), which may include emerging market securities. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

The Portfolio's current investments may include privately placed and restricted securities. The Portfolio will not, however, make future investments in privately placed and restricted securities that are deemed to be illiquid at the time of purchase.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Portfolio may also use derivative instruments as discussed herein. The derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within the 80% policy.

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In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.

ADDITIONAL INVESTMENT STRATEGY INFORMATION

This section provides additional information relating to the Portfolio's investment strategies.

Other Investments. The remaining 20% of the Portfolio's assets may be invested in equity securities of issuers other than medium capitalization companies, fixed-income securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and corporate debt securities rated Baa or better by Moody's Investors Service, Inc. ("Moody's"), BBB or better by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or BBB or better by Fitch Ratings Inc. ("Fitch"), or, if not rated, judged to be of comparable quality by the Adviser. In addition, the Portfolio may invest in real estate investment trusts ("REITs") and foreign real estate companies. The Portfolio may also invest in securities issued in initial public offerings ("IPOs").

Fixed-Income Securities. Fixed-income securities are debt securities such as bonds, notes or commercial paper. The issuer of the debt security borrows money from the investor who buys the security. Most debt securities pay either fixed or adjustable rates of interest at regular intervals until they mature, at which point investors get their principal back. The Portfolio's fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no interest payments until maturity.

U.S. Government Securities. The U.S. government securities that the Portfolio may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, the Portfolio may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. The Portfolio may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Further, the Portfolio may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality.

REITs and Foreign Real Estate Companies. The Portfolio may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors' funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Derivatives. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments, foreign currency forward exchange contracts and other related instruments and techniques.

Shares of IPOs. The Portfolio may purchase shares issued as part of, or a short period after, companies' IPOs and may at times dispose of those shares shortly after their acquisition.

Defensive Investing. The Portfolio may take temporary "defensive" positions in attempting to respond to adverse market, economic, political or other conditions. When the Portfolio is in a "defensive" position, it may invest any amount of its assets in cash, cash equivalents or other fixed-income securities in a defensive posture that may be inconsistent with its principal investment

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strategies when the Adviser believes it advisable to do so. Although taking a defensive posture is designed to protect the Portfolio from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Portfolio takes a defensive position, it may not achieve its investment objective.

* * *

The percentage limitations relating to the composition of the Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Portfolio to sell any portfolio security. However, the Portfolio may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price and return will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Common Stock and Other Equity Securities. A principal risk of investing in the Portfolio is associated with its common stock and other equity investments. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities can fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Medium Capitalization Companies. The Portfolio's investments in medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter ("OTC") market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades for purposes of valuing the Portfolio's securities. Investing in lesser-known, medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value ("NAV") than is customarily associated with larger, more established companies. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Foreign and Emerging Market Securities. The Portfolio's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio may convert U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

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Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Portfolio's trades effected in those markets and could result in losses to the Portfolio due to subsequent declines in the value of the securities subject to the trades.

The foreign securities in which the Portfolio may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets back into the U.S., or otherwise adversely affect the Portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid

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when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value.

Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Other Risks. The performance of the Portfolio also will depend on whether or not the Adviser is successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in fixed-income securities, U.S. government securities, REITs and foreign real estate companies and derivatives. The Portfolio may also invest in securities issued in IPOs. For more information about these risks, see the section of this Prospectus entitled "Additional Risk Information" below.

ADDITIONAL RISK INFORMATION

This section provides additional information relating to the risks of investing in the Portfolio.

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Portfolio may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates. The Portfolio may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. The Portfolio is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Zero coupon securities (which are purchased at a discount and generally accrue interest, but make no payments until maturity) are typically subject to greater price fluctuations than comparable securities that pay current interest.

U.S. Government Securities. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to certain of the U.S. government securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored entities if it is not obligated to do so by law.

REITs and Foreign Real Estate Companies. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT's and/or foreign real estate company's

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value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITs and foreign real estate companies requires specialized management skills and the Portfolio indirectly bears REIT and foreign real estate company management expenses along with the direct expenses of the Portfolio. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are generally not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to the risk of failing to qualify for tax-free pass-through income under the Code.

Foreign Currency Forward Exchange Contracts. In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the foreign currency forward exchange contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Investments in foreign currency forward exchange contracts may substantially change the Portfolio's exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Adviser expects. The Adviser's success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Portfolio's investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Portfolio's investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Portfolio's holdings, further increases the Portfolio's exposure to foreign securities losses. There is no assurance that the Adviser's use of currency derivatives will benefit the Portfolio or that they will be, or can be, used at appropriate times.

Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are

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settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Portfolio may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rate or foreign currency exchange rate or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Structured Investments. The Portfolio also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

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Shares of IPOs. The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double digit returns. Such returns are highly unusual and may not be sustainable.

Sector Risk. The Portfolio may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a Portfolio's performance than if the Portfolio held a broader range of investments.

FUND MANAGEMENT

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

The Adviser, together with its affiliated asset management companies, had approximately $406.5 billion in assets under management or supervision as of December 31, 2015.

The Fund has retained the Adviser — Morgan Stanley Investment Management Inc. — to provide investment advisory services. The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: "MS"), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's address is 522 Fifth Avenue, New York, NY 10036.

The Portfolio is managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, David S. Cohen, Sam G. Chainani, Alexander T. Norton, Jason C. Yeung and Armistead B. Nash.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund's Statement of Additional Information ("SAI") provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

The Portfolio pays the Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Adviser. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 2015, the Portfolio paid total investment advisory compensation (net of fee waivers, if applicable) amounting to 0.42% of the Portfolio's average daily net assets.

A discussion regarding the Board of Trustees' approval of the investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2015.

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Shareholder Information

PURCHASES AND SALES OF PORTFOLIO SHARES

Shares of the Portfolio are not currently being offered to new investors. Shares of the Portfolio will continue to be offered to existing shareholders.

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business. The Portfolio offers its shares only to insurance company separate accounts that insurance companies establish to fund variable life insurance and/or variable annuity contracts. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to and from separate accounts.

The Portfolio currently does not foresee any disadvantages to variable product contract owners arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable life insurance and/or variable annuity products. Nevertheless, the Board of Trustees that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may arise due to these arrangements and to determine what action, if any, should be taken in response.

If the Adviser determines that it is in the best interest of the Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Portfolio may pay a portion or all of a redemption by distributing securities held by the Portfolio. Such in-kind securities may be illiquid and difficult or impossible to sell at a time and at a price that a shareholder would like. In addition, shareholders receiving distributions in-kind may incur brokerage costs when subsequently selling shares of those securities.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners are referred to as "market-timing" or "short-term trading" and may present risks for other contract owners with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio's shares indirectly held by contract owners with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio's securities trade and the time the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio's shares the next day, when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage").

The Portfolio's policies with respect to valuing portfolio securities are described below in the section of this Prospectus entitled "Shareholder Information—Pricing Portfolio Shares" below.

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The Fund's Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies generally do not provide specific contract owner transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies to monitor frequent short-term trading by contract owners. However, the Portfolio or the Distributor has entered into agreements with insurance companies whereby the insurance companies are required to provide certain contract owner identification and transaction information upon the Portfolio's request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners may be able to engage in frequent trading to the detriment of contract owners with long-term interests in the Portfolio. If the insurance company refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company.

PRICING PORTFOLIO SHARES

The price of shares of the Portfolio, called NAV, is based on the value of its portfolio securities.

The NAV per share of the Portfolio is determined once daily at the NYSE close (normally 4:00 p.m. Eastern time) on each day that the NYSE is open. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Portfolio may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Portfolio's securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Portfolio does not price its shares. Therefore, to the extent, if any, that the Portfolio invests in securities primarily listed on foreign exchanges, the value of the Portfolio's securities may change on days when you will not be able to purchase or sell your shares.

The value of the Portfolio's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

To the extent the Portfolio invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

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An exception to the general policy of using market prices concerns the Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

PLAN OF DISTRIBUTION

The Fund has adopted a Plan of Distribution for the Portfolio in accordance with Rule 12b-1 under the 1940 Act. Class Y shares are subject to a distribution (12b-1) fee of 0.25% of the average daily net assets of the Class. The Plan allows Class Y shares of the Portfolio to bear distribution fees in connection with the sale and distribution of Class Y shares. It also allows the Portfolio to pay for services to Class Y shareholders. Because these fees are paid out of the assets of the Portfolio's Class Y shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying for other types of sales charges.

DISTRIBUTIONS

The Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Portfolio earns income from stocks and interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gains distributions."

Dividends from net investment income and capital gains distributions, if any, are declared and paid at least once per year.

TAXES

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying contract prospectus.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's SAI.

ADDITIONAL INFORMATION

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain insurance companies or their affiliates, in connection with various fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such insurance companies with an incentive to favor shares of the Portfolio as an underlying investment choice for its separate accounts over other investment options. For more information, please see the Fund's SAI.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio's Class Y shares for the past five years. Certain information reflects financial results for a single Portfolio share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The ratio of expenses to average net assets listed in the table below is based on the average net assets of the Portfolio for each of the periods listed in the table. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is incorporated by reference in the SAI from the Fund's annual report, which is available upon request.

Further information about the performance of the Portfolio is contained in its annual report to shareholders. See the accompanying contract prospectus for either the variable annuity or the variable life contract issued by your insurance company for a description of charges, which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

For the Year Ended December 31	2015		2014		2013		2012		2011
Selected Per Share Data:
Net asset value beginning of period	$39.90		$43.94		$32.10		$32.11		$34.64
Net investment income (loss)(a)	(0.41)		(0.23)		(0.21)		0.03		(0.16)
Net realized and unrealized gain (loss)	(1.62)		0.53		12.17		2.57		(2.32)
Total from investment operations	(2.03)		0.30		11.96		2.60		(2.48)
Dividends to shareholders	—		—		(0.02)		—		(0.05)
Distributions to shareholders	(8.27)		(4.34)		(0.10)		(2.61)		—
Total dividends and distributions	(8.27)		(4.34)		(0.12)		(2.61)		(0.05)
Net asset value end of period	$29.60		$39.90		$43.94		$32.10		$32.11
Total Return(b)	(6.81)%		0.78%		37.36%		8.24%		(7.18)%
Ratios to Average Net Assets:
Expenses	1.53	%(d)	1.45	%(d)	1.24	%(d)	1.27	%(d)	1.06	%(d)
Net investment income (loss)	(1.16	)%(d)	(0.55	)%(d)	(0.58	)%(d)	0.10	%(d)	(0.44	)%(d)
Rebate from Morgan Stanley affiliate	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)
Supplemental Data:
Net assets end of period (000's)	$3,677		$5,151		$6,971		$6,425		$7,812
Portfolio turnover rate	23%		43%		47%		31%		33%

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these charges, the total returns would be lower.

(c)  Amount is less than 0.005%.

(d)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

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Morgan Stanley
Select Dimensions Investment Series

  ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The Fund's Statement of Additional Information, dated April 29, 2016 (as may be supplemented from time to time), also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Fund's Annual Report, Semi-Annual Report or Statement of Additional Information, to request other information about the Portfolio or to make shareholder inquiries, please call toll-free (800) 548-7786. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/im.

  YOU ALSO MAY OBTAIN INFORMATION ABOUT THE FUND BY CALLING your Morgan Stanley Financial Advisor or by visiting our Internet site.

  INFORMATION ABOUT THE FUND (including the Statement of Additional Information) can be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Shareholder reports and other information about the Fund and the Portfolio are available on the EDGAR Database on the SEC's Internet site at: http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

(THE FUND'S 1940 ACT FILE NO. IS 811-7185)

STATEMENT OF ADDITIONAL INFORMATION

Morgan Stanley
Select Dimensions
Investment
Series

April 29, 2016

Mid Cap Growth Portfolio*

*  Portfolio is currently closed to new investors.

This Statement of Additional Information ("SAI") for Morgan Stanley Select Dimensions Investment Series (the "Fund") is not a prospectus. The Fund's Class X Prospectus and the Fund's Class Y Prospectus (each dated April 29, 2016, as may be supplemented from time to time) for the portfolio listed above, provide the basic information you should know before allocating your investment under your variable annuity contract or your variable life contract. Prospectuses may be obtained without charge from the Fund at its address or telephone number listed below.

The Fund's audited financial statements for the fiscal year ended December 31, 2015, including notes thereto, and the report of the Fund's independent registered public accounting firm, are herein incorporated by reference to the Fund's Annual Report to Shareholders. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this SAI.

Morgan Stanley
Select Dimensions Investment Series
522 Fifth Avenue
New York, NY 10036
(800) 548-7786

TABLE OF CONTENTS

I.	Fund History	4
II.	Description of the Fund and Its Investments and Risks	4
	A. Classification	4
	B. Eligible Purchasers	4
	C. Investment Strategies and Risks	4
	D. Fund Policies/Investment Restrictions	27
	E. Disclosure of Portfolio Holdings	28
III.	Management of the Fund	30
	A. Board of Trustees	30
	B. Management Information	31
	C. Compensation	42
IV.	Control Persons and Principal Holders of Securities	43
V.	Investment Advisory and Other Services	43
	A. Adviser and Administrator	43
	B. Principal Underwriter	44
	C. Services Provided by the Adviser and Administrator	44
	D. Rule 12b-1 Plan	45
	E. Other Service Providers	47
	F. Fund Management	47
	G. Codes of Ethics	49
	H. Proxy Voting Policy and Proxy Voting Record	49
	I. Revenue Sharing	49
VI.	Brokerage Allocation and Other Practices	50
	A. Brokerage Transactions	50
	B. Commissions	50
	C. Brokerage Selection	51
	D. Regular Broker-Dealers	53
VII.	Capital Stock and Other Securities	53
VIII.	Purchase, Redemption and Pricing of Shares	54
	A. Purchase/Redemption of Shares	54
	B. Offering Price	54
IX.	Taxes	55
X.	Underwriters	58
XI.	Performance Data	58
XII.	Financial Statements	59
XIII.	Fund Counsel	59
	Appendix A — Morgan Stanley Investment Management Proxy Voting Policy and Procedures	A-1
	Appendix B — Description of Ratings	B-1

Glossary of Selected Defined Terms

The terms defined in this glossary are frequently used in this SAI (other terms used occasionally are defined in the text of the document).

"Administrator" — Morgan Stanley Investment Management Inc., a wholly-owned fund services subsidiary of Morgan Stanley.

"Adviser" — Morgan Stanley Investment Management Inc., a wholly-owned investment adviser subsidiary of Morgan Stanley.

"Contract" — Variable annuity contract and/or variable life insurance contract issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company.

"Contract Owners" — Owners of a Contract.

"Custodian" — State Street Bank and Trust Company.

"Distributor" — Morgan Stanley Distribution, Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"Fund" — Morgan Stanley Select Dimensions Investment Series, a registered open-end series investment company currently consisting of one Portfolio.

"Independent Trustees" — Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended ("1940 Act")) of the Fund.

"Morgan Stanley Funds" — Registered investment companies for which the Adviser serves as the investment adviser and that hold themselves out to investors as related companies for investment and investor services.

"Portfolio(s)" — The separate investment portfolio(s) of the Fund.

"Transfer Agent" — Boston Financial Data Services, Inc.

"Trustees" — The Board of Trustees of the Fund.

I. FUND HISTORY

The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on June 2, 1994 with the name Dean Witter Select Dimensions Investment Series. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Select Dimensions Investment Series. Effective June 18, 2001, the Fund's name was changed to Morgan Stanley Select Dimensions Investment Series. Effective May 1, 2008, the name of the Developing Growth Portfolio was changed to the Mid Cap Growth Portfolio.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

A. Classification

The Fund is an open-end management investment company which currently offers shares of one portfolio (the "Portfolio"). The Portfolio is "diversified" as defined in the 1940 Act.

B. Eligible Purchasers

As discussed in each of the Class X and Class Y Prospectuses, shares of the Portfolio are sold only to particular insurance companies in connection with variable annuity and/or variable life insurance contracts they issue. It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying funds. Although neither the various insurance companies nor the Fund currently foresee any such disadvantage, the Trustees intend to monitor events in order to identify any material irreconcilable conflict between the interest of variable annuity contract owners and variable life insurance contract owners and to determine what action, if any, should be taken in response thereto.

C. Investment Strategies and Risks

The following discussion of the Portfolio's investment strategies and risks should be read with the sections of the Class X and Class Y Prospectuses titled "Principal Investment Strategies," "Principal Risks" and "Additional Information about the Portfolio's Investment Objective, Strategies and Risks."

Convertible Securities. The Portfolio may invest in securities which are convertible into common stock or other securities of the same or a different issuer or into cash within a particular period of time at a specified price or formula ("convertible securities"). Convertible securities are generally fixed-income securities (that may include preferred stock) and generally rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and to decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Portfolio at varying price levels above their investment values and/or their conversion values in keeping with the Portfolio's investment objective.

Up to 5% of the Portfolio's net assets may be invested in convertible securities that are rated below investment grade. Debt securities rated below investment grade are commonly known as "junk bonds." Although the Portfolio selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer's continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Portfolio, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.

IPOs. The Portfolio may purchase equity securities issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those securities shortly after their acquisition. The Portfolio's purchase of securities issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these issuers operate. The market for IPO issuers has been volatile and share prices of newly-public companies have fluctuated significantly over short periods of time.

Foreign Investment. The Portfolio may invest in foreign securities. Investing in foreign securities involves certain special considerations which are not typically associated with investments in the securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently are higher than the costs of investing in the United States. Although the Adviser endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, investments in certain foreign markets which have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions.

Investments in securities of foreign issuers may be denominated in foreign currencies. Accordingly, the value of the Portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. The Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets back into the U.S., or otherwise adversely affect the Portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

The Adviser may consider an issuer to be from a particular country (including the United States) or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Emerging Market Securities. The Portfolio may invest in emerging market securities. An emerging market security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country. Based on these criteria it is possible for a security to be considered issued by an issuer in more than one country. Therefore, it is possible for the securities of any issuer that has one or more of these characteristics in connection with any emerging market or developing country not to be considered an emerging market security if it also has one or more of these characteristics in connection with a developed country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation.

The economies of individual emerging market or developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market or developing countries, and the extent of foreign investment in certain fixed-income securities and domestic companies may be subject to limitation in other emerging market or developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market or developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investment in emerging market or developing countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market or developing countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of the Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

The Portfolio may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

Sector Risk. The Portfolio may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a Portfolio's performance than if the Portfolio held a broader range of investments.

Floating and Variable Rate Obligations. The Portfolio may purchase floating and variable rate obligations, including floating and variable rate municipal obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the 1940 Act, the Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. The Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution. Certain of these obligations may be in the form of preferred shares of registered closed-end investment companies.

Sovereign Debt. Debt obligations known as "sovereign debt" are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

A governmental entity's willingness or ability to repay principal and pay interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government's dependence on expected disbursements from third-parties, the government's policy toward the International Monetary Fund and the political constraints to which a government may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor's implementation of economic reforms or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties' commitments to lend funds to the government debtor, which may further impair such debtor's ability or willingness to timely service its debts. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign government debt securities in which the Portfolio may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Depositary Receipts. The Portfolio may invest in Depositary Receipts. Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. ADRs also include American depositary shares. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of the Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

Money Market Securities. In addition to the short-term fixed-income securities in which the Portfolio may otherwise invest, the Portfolio may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bankers' acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:

U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Banks), including Treasury bills, notes and bonds;

Bank Obligations. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $250,000 principal amount per certificate, and to 15% or less of the Portfolio's total assets in all such obligations and in all illiquid assets, in the aggregate;

Commercial Paper. Commercial paper rated within the two highest grades by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), by Moody's Investors Service, Inc. ("Moody's"), or by Fitch Ratings Inc. ("Fitch"), or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P, Aa by Moody's or AA by Fitch; and

Repurchase Agreements. The Portfolio may invest in repurchase agreements. These agreements typically involve the acquisition by the Portfolio of debt securities from a selling financial institution (such as a bank or broker-dealer), coupled with an agreement that the institution will repurchase the underlying security, at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities, which serve as collateral for the agreement, will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolio follow procedures approved by the Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. Certain of these securities may be rated below investment grade. The Portfolio will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 15% of its net assets. The Portfolio's investments in repurchase agreements may at times be substantial when, in the view of the Portfolio's Adviser, liquidity or other conditions warrant.

Zero Coupon Securities. A portion of the fixed-income securities purchased by the Portfolio may be "zero coupon" securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise.

A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Portfolio invest in zero coupon securities, they will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Portfolio) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Portfolio receives no interest payments in cash on the security during the year.

Real Estate Investment Trusts ("REITs") and Foreign Real Estate Companies. The Portfolio may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors' funds for investment primarily in real estate properties or real estate-related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT's and/or a foreign real estate company's value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITs and foreign real estate companies require specialized management skills and the Fund indirectly bears REIT and foreign real estate company management expenses along with the direct expenses of the Fund. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to the risk of failing to qualify for tax-free pass-through income under the Code.

Borrowing. The Portfolio has an operating policy, which may be changed by the Fund's Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed). Should the Board of Trustees remove this operating policy, the Portfolio would be permitted to borrow money from banks in accordance with the 1940 Act or the rules and regulations promulgated by the U.S. Securities and Exchange Commission ("SEC") thereunder. Currently, the 1940 Act permits a fund to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). The Portfolio may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions. The Portfolio will only borrow when the Adviser believes that such borrowings will benefit the Portfolio after taking into account considerations such as interest income and possible gains or losses upon liquidation. The Portfolio will maintain asset coverage in accordance with the 1940 Act.

Borrowing by the Portfolio creates an opportunity for increased net income but, at the same time, creates special risks. For example, leveraging may exaggerate changes in and increase the volatility of the net asset value ("NAV") of Portfolio shares. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities. The use of leverage also may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to maintain asset coverage.

In general, the Portfolio may not issue any class of senior security, except that the Portfolio may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for the Portfolio borrowings and in the event such asset coverage falls below 300% the Portfolio will within three days or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts and reverse repurchase agreements, provided that the Portfolio earmarks or segregates cash or liquid assets in accordance with applicable SEC regulations and interpretations.

Loans of Portfolio Securities. The Portfolio may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio employs an agent to implement the securities lending program and the agent receives a fee from the Portfolio for its services. No Portfolio will lend more than 33 1/3% of the value of its total assets.

The Portfolio may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks-to-market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receives a reasonable return on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities, and any increase in their market value. In addition, voting rights may pass with the loaned securities, but the Portfolio will retain the right to call any security in anticipation of a vote that the Adviser deems material to the security on loan.

There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Adviser to be creditworthy and when, in the judgment of the Adviser, the income which can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Trustees. The Portfolio also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

When-Issued and Delayed Delivery Securities and Forward Commitments.  From time to time, the Portfolio may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment may take place a month or more after the date of commitment. While the Portfolio will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

At the time the Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its NAV. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its NAV. The Portfolio will also earmark or segregate cash or liquid assets or establish a segregated account on its books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

When, As and If Issued Securities. The Portfolio may purchase securities on a "when, as and if issued" basis, under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the Portfolio until the Adviser determines that issuance of the security is probable. At that time, the Portfolio will record the transaction and, in determining its NAV, will reflect the value of the security daily. At that time, the Portfolio will also earmark or segregate cash or liquid assets or establish a segregated account on the Portfolio's books in which it will maintain cash, cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

An increase in the percentage of the Portfolio assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its NAV. The Portfolio may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Portfolio at the time of sale.

Private Placements and Restricted Securities. The Portfolio may invest up to 15% of its total assets, determined at the time of investment, in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") or which are otherwise not readily marketable. With respect to the Portfolio, securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction. These securities are generally referred to as private placements or restricted securities. Such securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. To the extent these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Portfolio to sell certain securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Portfolio may be required to bear the expenses of registration.

Rule 144A permits the Portfolio to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Portfolio. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 15% of the Portfolio's total assets, determined at the time of investment as more fully described under "Fund Policies/Investment Restrictions" below. However, investing in Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Warrants and Subscription Rights. The Portfolio may acquire warrants and subscription rights attached to other securities. In addition, the Portfolio may invest up to 5% of its assets in warrants not attached to other securities with a limit of up to 2% of its total assets in warrants that are not listed on the New York Stock Exchange ("NYSE") or other exchange. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.

A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock.

Private Investments in Public Equity. The Portfolio may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class ("private investments in public equity" or "PIPES"). Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Portfolio cannot freely trade the securities. Generally such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Limited Partnership Interests. The Portfolio may purchase limited partnership interests. A limited partnership interest entitles the Portfolio to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, the Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership. The Portfolio may invest to the same extent in limited liability company interests. Limited liability company interests have similar characteristics as limited partnership interests.

Investment Company Securities.  Investment company securities are securities of other open-end, closed-end and unregistered investment companies, including foreign investment companies, hedge funds and exchange-traded funds. The Portfolio may invest in investment company securities as may be permitted by (i) the 1940 Act; (ii) the rules and regulations promulgated by the SEC under the 1940 Act; or (iii) an exemption or other relief applicable to the Portfolio from provisions of the 1940 Act. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a portfolio's total assets in any one investment company, and no more than 10% in any combination of investment companies. The Portfolio may invest in investment company securities of investment companies managed by the Adviser or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the SEC. To the extent the Portfolio invest a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company's portfolio securities, and a shareholder in the Fund will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly the expenses of the purchased investment company.

Money Market Funds. To the extent permitted by applicable law, the Portfolio may invest all or some of its short term cash investments in any money market fund advised or managed by the Adviser or its affiliates. In connection with any such investments, the Portfolio, to the extent permitted by the 1940 Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Portfolio bearing some additional expenses. The SEC recently adopted changes to the rules that govern money market funds. Certain funds will intend to operate as "institutional money market funds," which will require a fund to have a floating NAV, rounded to the fourth decimal place, effective October 2016. Also effective October 2016, these funds will be permitted to impose a liquidity fee on redemptions or temporarily restrict redemptions if weekly liquid assets fall below required regulatory thresholds. These changes may affect the investment strategies, performance and operating expenses of these funds. Other funds will intend to operate as "government money market funds," which allows a fund to continue to seek a stable NAV. These funds will also not impose a liquidity fee or temporarily suspend redemptions in the event that the fund's weekly liquid assets fall below specified regulatory thresholds.

Municipals.  Municipal securities are fixed income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by, or on behalf of, public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the Portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal bonds generally include debt obligations issued by states and their political subdivisions and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Portfolio will meet the quality criteria set out in the Prospectus for the Portfolio.

The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the Adviser to appraise independently the fundamental quality of the bonds held by the Portfolio.

Municipal bonds are sometimes purchased on a "when-issued" or "delayed-delivery" basis, which means the Portfolio has committed to purchase certain specified securities at an agreed-upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future.

Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future.

The Portfolio may also purchase bonds the income on which is subject to the alternative minimum tax ("AMT bonds"). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to some taxpayers who have certain adjustments to income or tax preference items.

Build America Bonds are taxable municipal securities on which the issuer receives federal support of the interest paid. Assuming certain specified conditions are satisfied, issuers of Build America Bonds may either (i) receive reimbursement from the U.S. Treasury with respect to a portion of its interest payments on the bonds ("direct pay" Build America Bonds) or (ii) provide tax credits to investors in the bonds ("tax credit" Build America Bonds). Unlike most other municipal securities, interest received on Build America Bonds is subject to federal and state income tax. Issuance of Build America Bonds ceased on December 31, 2010. The number of Build America Bonds available in the market is limited, which may negatively affect the value of the Build America Bonds.

Derivatives. The Portfolio may, but is not required to, use various derivatives and related investment strategies as described below. Derivatives may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income. Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any derivative by the Portfolio is a function of numerous variables, including market conditions. The Portfolio complies with applicable regulatory requirements when using derivatives, including the earmarking or segregation of cash or of liquid assets when mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Portfolio's investment objective, no assurance can be given that the use of derivatives will achieve this result.

General Risks of Derivatives

Derivatives utilized by the Portfolio may involve the purchase and sale of derivative instruments. A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate or index. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indices, interest rates, currencies and other assets. Certain derivative instruments which the Portfolio may use and the risks of those instruments are described in further detail below. The Portfolio may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with the Portfolio's investment objective and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by the Portfolio will be successful.

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

•  Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to the Portfolio's interests. The Portfolio bears the risk that the Adviser may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for the Portfolio.

•  Derivatives may be subject to pricing risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•  Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to the Portfolio.

•  Using derivatives as a hedge against a portfolio investment subjects the Portfolio to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in the Portfolio incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for "cross hedging" purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

•  While using derivatives for hedging purposes can reduce the Portfolio's risk of loss, it may also limit the Portfolio's opportunity for gains or result in losses by offsetting or limiting the Portfolio's ability to participate in favorable price movements in portfolio investments.

•  Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that the Portfolio enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, the Portfolio will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly as well as the additional risks associated with derivatives transactions.

•  The use of certain derivatives transactions, including over-the-counter ("OTC") derivatives, involves the risk of loss resulting from the insolvency or bankruptcy of the counterparty to the contract or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

•  Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, the Portfolio may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

•  While some derivatives are cleared through a regulated, central clearinghouse, many derivatives transactions are not entered into or traded on exchanges or in markets regulated by the U.S. Commodity Futures Trading Commission ("CFTC") or the SEC. Instead, in some cases, certain types of bilateral OTC derivatives are entered into directly by the Portfolio and a counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty that is approved by the Adviser in accordance with guidelines established by the Board. Where no such counterparty is available, the Portfolio will be unable to enter into a desired OTC transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case the Portfolio may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to participants in the cleared derivatives markets are not available to participants in bilateral OTC derivatives transactions. Bilateral OTC derivatives transactions are not subject to the guarantee of a clearinghouse, and as a result, the Portfolio would bear greater risk of default by the counterparties to such transactions.

•  The Portfolio may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

•  As a result of the structure of certain derivatives, adverse changes in, among other things, interest rates, volatility or the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•  Certain derivatives may be considered illiquid and therefore subject to the Portfolio's limitation on investments in illiquid securities.

•  Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on the Portfolio's ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

•  Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages and manipulation. Currency exchange rates may be influenced by factors extrinsic to a country's economy. There is no systematic reporting of last sale information with respect to foreign currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for the Portfolio to respond to such events in a timely manner.

Contracts for Difference ("CFDs")

The Portfolio may invest in CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer's initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Portfolio's shares, may be reduced.

To the extent that there is an imperfect correlation between the return on the Portfolio's obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Portfolio's financial risk. The Portfolio will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

Options

An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the "option writer") the underlying security at a specified fixed price (the "exercise price") on or prior to a specified date for American options or only at expiration for European options (the "expiration date"). The buyer of the option pays to the option writer the option premium, which is the purchase price of the option.

Exchange-traded options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. OTC options are purchased from or sold to counterparties through direct bilateral agreements between the Portfolio and the counterparties. Certain options, such as options on individual securities, may be settled through physical delivery of the underlying security, whereas other options, such as index options, are settled in cash in an amount based on the difference between the value of the underlying instrument and the strike price, which is then multiplied by a specified multiplier.

Writing Options. The Portfolio may write call and put options. As the writer of a call option, the Portfolio receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised the Portfolio is not required to deliver the underlying security and retains the premium received.

The Portfolio may only write call options that are "covered." A call option on a security is covered if (a) the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, such amount is maintained by the Portfolio in earmarked or segregated cash or liquid assets) upon conversion or exchange of other securities held by the Portfolio; or (b) the Portfolio has purchased a call on the underlying security, the exercise price of which is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Portfolio in earmarked or segregated cash or liquid assets.

Selling call options involves the risk that the Portfolio may be required to sell the underlying security at a disadvantageous price, below the market price of such security, at the time the option is exercised. As the writer of a covered call option, the Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security decline.

The Portfolio may write put options. As the writer of a put option, the Portfolio receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to pay the exercise price and receive delivery of the underlying security. If the option expires without being exercised, the Portfolio is not required to receive the underlying security in exchange for the exercise price and retains the option premium.

The Portfolio may only write put options that are "covered." A put option on a security is covered if (a) the Portfolio earmarks or segregates cash or liquid assets equal to the exercise price; or (b) the Portfolio has purchased a put on the same security as the put written, the exercise price of which is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Portfolio in earmarked or segregated cash or liquid assets.

Selling put options involves the risk that the Portfolio may be required to buy the underlying security at a disadvantageous price, above the market price of such security, at the time the option is exercised. While the Portfolio's potential gain in writing a covered put option is limited to the premium received plus the interest earned on the liquid assets covering the put option, the Portfolio's risk of loss is equal to the entire value of the underlying security, offset only by the amount of the premium received.

The Portfolio may close out an options position which it has written through a closing purchase transaction. The Portfolio could execute a closing purchase transaction with respect to a written call option by purchasing a call option on the same underlying security and having the same exercise price and expiration date as the call option written by the Portfolio. The Portfolio could execute a closing purchase transaction with respect to a put option written by purchasing a put option on the same underlying security and having the same exercise price and expiration date as the put option written by the Portfolio. A closing purchase transaction may or may not result in a profit to the Portfolio. The Portfolio can close out its position as an option writer only if a liquid market exists for options on the same underlying security and having the same exercise price and expiration date as the option written by the Portfolio. There is no assurance that such a market will exist with respect to any particular option.

The writer of an American option generally has no control over the time when the option is exercised, and the option writer is required to deliver or acquire the underlying security. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option. Thus, the use of options may require the Portfolio to buy or sell portfolio securities at inopportune times or for prices other than the current market values of such securities, may limit the amount of appreciation the Portfolio can realize on an investment, or may cause the Portfolio to hold a security that it might otherwise sell.

Purchasing Options. The Portfolio may purchase call and put options. As the buyer of a call option, the Portfolio pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Portfolio could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Portfolio, minus the premium paid. As the buyer of a put option, the Portfolio pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Portfolio could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Portfolio, minus the premium paid. The Portfolio may buy call and put options whether or not it holds the underlying securities.

As a buyer of a call or put option, the Portfolio may sell put or call options that it has purchased at any time prior to such option's expiration date through a closing sale transaction. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, the underlying security's dividend policy, and the time remaining until the expiration date. A closing sale transaction may or may not result in a profit to the Portfolio. The Portfolio's ability to initiate a closing sale transaction is dependent upon the liquidity of the options market and there is no assurance that such a market will exist with respect to any particular option. If the Portfolio does not exercise or sell an option prior to its expiration date, the option expires and becomes worthless.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation between the parties to the options contract. This type of arrangement allows the purchaser and writer greater flexibility to tailor the option to their needs. OTC options are available for a greater variety of securities or baskets of securities, and in a wider range of expiration dates and exercise prices than exchange-traded options. However, unlike exchange-traded options, which are issued and guaranteed by a regulated intermediary, such as the OCC, OTC options are entered into directly with the counterparty. Unless the counterparties provide for it, there is no central clearing or guaranty function for an OTC option. Therefore, OTC options are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the option will be satisfied. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. As a result, the Portfolio may be unable to enter into closing sale transactions with respect to OTC options.

Index Options. Call and put options on indices operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash determined by reference to the difference between the value of the underlying index and the strike price. The underlying index may be a broad-based index or a narrower market index. Unlike many options on securities, all settlements are in cash. The settlement amount, which the writer of index option must pay to the holder of the option upon exercise, is generally equal to the difference between the strike price of the option and the value of the underlying index, multiplied by a specified multiplier. The multiplier determines the size of the investment position the option represents. Gain or loss to the Portfolio on index options transactions will depend, in part, on price movements in the underlying index generally or in a particular segment of the index rather than price movements of individual components of the index. As with other options, the Portfolio may close out its position in index options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Index options written by the Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets. The Portfolio may cover call options written on an index by owning securities whose price changes, in the opinion of the Adviser, are expected to correlate to those of the underlying index.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on foreign currencies give the holder the right to buy or sell foreign currency for a fixed amount in U.S. dollars or other base currencies. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar or other base currency. The price of the option may vary with changes in, among other things, the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. As with other options, the Portfolio may close out its position in foreign currency options through closing purchase transactions and closing sale transactions provided that a liquid market exists for such options.

Foreign currency options written by the Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets. The Portfolio may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out the Portfolio's futures position.

Additional Risks of Options Transactions. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. Options may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•  The exercise of options written or purchased by the Portfolio could cause the Portfolio to sell portfolio securities, thus increasing the Portfolio's portfolio turnover.

•  The Portfolio pays brokerage commissions each time it writes or purchases an option or buys or sells an underlying security in connection with the exercise of an option. Such brokerage commissions could be higher relative to the commissions for direct purchases of sales of the underlying securities.

•  The Portfolio's options transactions may be limited by limitations on options positions established by the SEC, the CFTC or the exchanges on which such options are traded.

•  The hours of trading for exchange-listed options may not coincide with the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities that cannot be reflected in the options markets.

•  Index options based upon a narrow index of securities or other assets may present greater risks than options based on broad market indexes, as narrower indices are more susceptible to rapid and extreme fluctuations as a result of changes in the values of a smaller number of securities or other assets.

•  The Portfolio is subject to the risk of market movements between the time that an option is exercised and the time of performance thereunder, which could increase the extent of any losses suffered by the Portfolio in connection with options transactions.

Futures Contracts

A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time (the "settlement date"). Futures contracts may be based on, among other things, a specified equity security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (currency futures). The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be "long" the contract. The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be "short" the contract. Futures contracts call for settlement only on the expiration date and cannot be "exercised" at any other time during their term.

Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to broad-based securities indices). In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument's price on the last trading day of the contract and the reference instrument's price at the time the contract was entered into. Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased). All futures transactions are effected through a clearinghouse associated with the exchange on which the futures are traded.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the buyer and seller are required to deposit "initial margin" with a futures commission merchant when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, the party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The process is known as "marking-to-market." Upon the closing of a futures position through the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to the Portfolio.

In addition, the Portfolio may be required to maintain earmarked or segregated cash or liquid assets in order to cover futures transactions. The Portfolio will earmark or segregate cash or liquid assets in an amount equal to the difference between the market value of a futures contract entered into by the Portfolio and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such contract or as otherwise permitted by SEC rules or SEC staff positions. See "Regulatory Matters" below.

Forwards. A foreign currency forward exchange contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the foreign currency forward exchange contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. The Portfolio may also invest in non-deliverable foreign currency forward exchange contracts ("NDFs"). NDFs are similar to other foreign currency forward exchange contracts, but do not require or permit physical delivery of currency upon settlement. Instead, settlement is made in cash based on the difference between the contracted exchange rate and the spot foreign exchange rate at settlement. Currency futures are similar to foreign currency forward exchange contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to the Portfolio and poorer overall performance for the Portfolio than if it had not entered into foreign currency forward exchange contracts. The Portfolio may enter into foreign currency forward exchange or futures contracts under various circumstances. The typical use of a foreign currency forward exchange or futures contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency, which the Portfolio is holding in its portfolio. By entering into a foreign currency forward exchange contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. The Adviser also may from time to time utilize foreign currency forward exchange contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Portfolio may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

The Portfolio will not enter into foreign currency forward exchange contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities.

When required by law, the Portfolio will earmark or segregate cash or U.S. government securities or other appropriate liquid portfolio securities in an amount equal to the value of the Portfolio's total assets committed to the consummation of foreign currency forward exchange contracts entered into under the circumstances set forth above. If the value of the securities so earmarked or segregated declines, additional cash or securities will be earmarked or segregated on a daily basis so that the value of such securities will equal the amount of the Portfolio's commitments with respect to such contracts.

The Portfolio may be limited in its ability to enter into hedging transactions involving forward or futures contracts by the Code requirements relating to qualification as a regulated investment company.

Foreign currency forward exchange contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Portfolio's volatility and may involve a significant amount of risk relative to the investment of cash.

Options on Futures Contracts. Options on futures contracts are similar to options on securities except that options on futures contracts give the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position in the case of a call option and a short position in the case of a put option) at a specified exercise price at any time prior to the expiration of the option. Upon exercise of the option, the parties will be subject to all of the risks associated with futures transactions and subject to margin requirements. As the writer of options on futures contracts, the Portfolio would also be subject to initial and variation margin requirements on the option position.

Options on futures contracts written by the Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets. The Portfolio may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out the Portfolio's futures position.

Additional Risks of Futures Transactions. The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself. Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•  The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to the Portfolio.

•  Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin. In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, the Portfolio would be required to make daily cash payments to maintain its required margin. The Portfolio may be required to sell portfolio securities, or make or take delivery of the underlying securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The Portfolio could lose margin payments deposited with a futures commission merchant if the futures commission merchant breaches its agreement with the Portfolio, becomes insolvent or declares bankruptcy.

•  Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day. Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit. If futures contract prices were to move to the daily limit for several trading days with little or no trading, the Portfolio could be prevented from prompt liquidation of a futures position and subject to substantial losses. The daily limit governs only price movements during a single trading day and therefore does not limit the Portfolio's potential losses.

•  Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indices, as narrower indices are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

Swap Contracts and Related Derivative Instruments

An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Many swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the swap will be satisfied.

Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments, U.S. dollar-denominated payments may be exchanged for payments denominated in foreign currencies, and payments tied to the price of one security, index, reference rate, currency or other instrument may be exchanged for payments tied to the price of a different security, index, reference rate, currency or other instrument. Swap contracts are typically individually negotiated and structured to provide exposure to a variety of particular types of investments or market factors. Swap contracts can take many different forms and are known by a variety of names. To the extent consistent with the Portfolio's investment objectives and policies, the Portfolio is not limited to any particular form or variety of swap contract. The Portfolio may utilize swaps to increase or decrease its exposure to the underlying instrument, reference rate, foreign currency, market index or other asset. The Portfolio may also enter into related derivative instruments including caps, floors and collars.

The Portfolio may be required to cover swap transactions. Obligations under swap agreements entered into on a net basis are generally accrued daily and any accrued but unpaid amounts owed by the Portfolio to the swap counterparty will be covered by earmarking or segregating cash or liquid assets. If the Portfolio enters into a swap agreement on other than a net basis, the Portfolio will earmark or segregate cash or liquid assets with a value equal to the full notional amount of the Portfolio's accrued obligations under the agreement.

The Dodd-Frank Wall Street Reform and Consumer Protection Act ("Dodd-Frank Act") and related regulatory developments require the eventual clearing and exchange-trading of many standardized OTC derivative instruments that the CFTC and SEC recently defined as "swaps" and "security based swaps," respectively. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. The Portfolio initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated futures commission merchants ("FCMs") that are members of the clearinghouse that serves as the central counterparty. When the Portfolio enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as "initial margin." Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a "variation margin" amount may also be required to be paid by the Portfolio or may be received by the Portfolio in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Portfolio has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss that is greater than such margin amount. If the Portfolio has a loss of less than the margin amount, the excess margin is returned to the Portfolio. If the Portfolio has a gain, the full margin amount and the amount of the gain is paid to the Portfolio.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's or central counterparty's customers or clearing members. If the FCM does not provide accurate reporting, the Portfolio is also subject to the risk that the FCM could use the Portfolio's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange-trading is expected to increase liquidity of swaps trading.

In addition, with respect to cleared swaps, the Portfolio may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which the Portfolio may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Portfolio to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

The Portfolio is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before the Portfolio can enter into a new trade, market conditions may become less favorable to the Portfolio.

The Adviser will continue to monitor developments regarding trading and execution of cleared swaps on exchanges, particularly to the extent regulatory changes affect the Portfolio's ability to enter into swap agreements and the costs and risks associated with such investments.

Interest Rate Swaps, Caps, Floors and Collars. Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate and total rate of return swaps is typically limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

The Portfolio may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified interest rate index exceeds a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified interest rate falls below a predetermined level, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Caps, floors and collars may be less liquid than other types of swaps. If the Portfolio sells caps, floors and collars, it will earmark or segregate cash or liquid assets with a value equal to the full amount, accrued daily, of the Portfolio's net obligations with respect to the caps, floors or collars.

Index Swaps. An index swap consists of an agreement between two parties in which a party typically exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis.

Inflation Swaps. Inflation swap agreements are contracts in which one party typically agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the NAV of the Portfolio against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

Currency Swaps. A currency swap consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in a foreign currency for the right to receive U.S. dollars. Currency swap agreements may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

Credit Default Swaps. A credit default swap consists of an agreement between two parties in which the "buyer" typically agrees to pay to the "seller" a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par (or other agreed-upon) value of that referenced debt obligation upon the occurrence of a credit event with respect to the issuer of that referenced debt obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. The Portfolio may be either the buyer or seller in a credit default swap. When the Portfolio is the buyer of a credit default swap, the Portfolio would pay to the counterparty the periodic stream of payments. If no default occurs, the Portfolio would receive no benefit from the contract. As the seller in a credit default swap contract, it would typically be entitled to receive the par (or other agreed upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. The Portfolio will generally earmark or segregate cash or liquid assets to cover any potential obligation under a credit default swap sold by the Portfolio. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

Swaptions. An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for a premium. A receiver swaption gives the owner the right to receive the return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

General Risks of Swaps. The risks associated with swap transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of swaps requires an understanding not only of the underlying instrument but also of the swap contract itself. Swap transactions may be subject to the risk factors generally applicable to derivatives transactions described above, and may also be subject to certain additional risk factors, including:

•  OTC swap agreements are not traded on exchanges and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell.

•  In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

•  The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain CFTC and SEC rules promulgated thereunder. It is possible that further developments in the swaps market, including new and additional governmental regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio's ability to utilize swaps, terminate existing swap agreements or realize amounts to be received under such agreements.

Structured Investments

The Portfolio also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market, for which the amount of principal repayment and/or interest payments is based on the change in value of such underlying security, currency, commodity or market, including, among others, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices or other financial references. Structured investments may come in various forms, including notes, warrants and options to purchase securities and may be listed and traded on an exchange or otherwise traded in the OTC market.

The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to such security, currency, commodity or market is limited or inefficient from a tax, cost or regulatory standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these investments.

A structured investment may be linked either positively or negatively to an underlying security, currency, commodity, index or market and a change in interest rates, principal amount, volatility, currency values or other factors, depending on the structured investment's design, may result in a gain or loss that is a multiple of the movement of such interest rates, principal amount, volatility, currency values or other factors. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the referenced factor could result in a relatively large loss in the value of a structured investment.

Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. This type of securitization or restructuring usually involves the deposit or purchase of an underlying security by a U.S. or foreign entity, such as a corporation or trust of specified instruments, and the issuance by that entity of one or more classes of securities backed by, or representing an interest in, the underlying instruments.

The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. Structured investments which are subordinated, for example, in payment priority often offer higher returns, but may result in increased risks compared to other investments.

Combined Transactions

Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. The Portfolio may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the Adviser, it is in the best interest of the Portfolio to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Regulatory Matters

As described herein, the Portfolio may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets equal in value to the Portfolio's potential economic exposure under the transaction. The Portfolio will cover such transactions as described herein or in such other manner in accordance with applicable laws and regulations. Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets. Earmarked or segregated cash or liquid assets and assets held in margin accounts are not otherwise available to the Portfolio for investment purposes. If a large portion of the Portfolio's assets are used to cover derivatives transactions or are otherwise earmarked or segregated, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations. With respect to derivatives which are cash-settled (i.e., have no physical delivery requirement), the Portfolio is permitted to earmark or segregate cash or liquid assets in an amount equal to the Portfolio's daily marked-to-market net obligations (i.e., the Portfolio's daily net liability) under the derivative, if any, rather than the derivative's full notional value or the market value of the instrument underlying the derivative, as applicable. By earmarking or segregating cash or assets equal to only its net obligations under cash-settled derivatives, the Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to earmark or segregate cash or assets equal to the full notional amount of the derivative or the market value of the underlying instrument, as applicable.

Regulatory developments affecting the exchange-traded and OTC derivatives markets may impair the Portfolio's ability to manage or hedge its investment portfolio through the use of derivatives. In particular, proposed regulatory changes by the SEC relating to a mutual fund's use of derivatives could potentially limit or impact the Portfolio's ability to invest in derivatives and adversely affect the value or performance of the Portfolio or its derivative investments. The Dodd-Frank Act and the rules promulgated thereunder may limit the ability of the Portfolio to enter into one or more exchange-traded or OTC derivatives transactions.

The Portfolio's use of derivatives may also be limited by the requirements of the Code, for qualification as a regulated investment company for U.S. federal income tax purposes.

The Fund has filed with the National Futures Association ("NFA") a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") pursuant to CFTC Regulation 4.5, as promulgated under the Commodity Exchange Act, as amended ("CEA"), with respect to the Portfolio's operations. Therefore, neither the Portfolio nor the Adviser (with respect to the Portfolio) are subject to registration or regulation as a commodity pool or CPO under the CEA. If the Portfolio becomes subject to these requirements, as well as related NFA rules, the Portfolio may incur additional compliance and other expenses.

With respect to investments in swap transactions, commodity futures, commodity options or certain other commodity interests used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order for its investment adviser to claim an exemption from being considered a CPO. First, the aggregate initial margin and premiums required to establish an investment company's positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company's portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company's portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets.

Special Risks Related to Cyber Security

The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund's operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Portfolio's NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Portfolio invests, which may cause the Portfolio's investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

D. Fund Policies/Investment Restrictions

The investment objectives, policies and restrictions listed below have been adopted by the Fund as fundamental policies of the Portfolio, except as otherwise indicated. Under the 1940 Act, a fundamental policy of the Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio. The 1940 Act defines a majority as the lesser of (a) 67% or more of the shares of the Portfolio present at a meeting of Portfolio shareholders, if the holders of 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from a portfolio, except in the case of borrowing.

Investment Objectives

The investment objective of the Portfolio is a fundamental policy, which may not be changed without approval of shareholders of the Portfolio.

The Portfolio will not:

1. Invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.

2. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

3. Borrow money, except the Portfolio may borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.

4. Purchase or sell real estate or interests therein (including limited partnership interests), although the Portfolio may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein (as such, in the case of default of such securities, the Portfolio may hold the real estate securing such security).

5. Issue senior securities, except the Portfolio may issue senior securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.

6. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Portfolio may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.

7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instrument or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.

8. Engage in the underwriting of securities, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

Non-Fundamental Policies

In addition, as non-fundamental policies, which can be changed with Board approval and without shareholder vote, the Portfolio will not:

1. Invest more than 15% of its total assets in "illiquid securities" (securities for which market quotations are not readily available) and repurchase agreements which have a maturity of longer than seven days. For purposes of this policy, securities eligible for sale pursuant to Rule 144A under the Securities Act are not considered illiquid if they are determined to be liquid under procedures adopted by the Trustees of the Fund.

2. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. For this purpose, mortgage-backed securities and asset-backed securities are not deemed to be investment companies. Notwithstanding the foregoing, to the extent permitted by applicable law, the Portfolio may invest all or some of its short term cash investments in any money market fund advised or managed by the Adviser or its affiliates.

3. Make short sales of securities, except short sales against the box.

The Portfolio has an operating policy, which may be changed by the Fund's Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

The investment policies, limitations or practices of the Portfolio may not apply during periods of unusual or adverse market, economic, political or other conditions. Such market, economic, political or other conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions or increased governmental intervention in the markets or industries. During such periods, the Portfolio may not invest according to its principal investment strategies or in the manner in which its name may suggest, and may be subject to different and/or heightened risks. It is possible that such unusual or adverse conditions may continue for extended periods of time.

E. Disclosure of Portfolio Holdings

The Fund's Board of Trustees and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund's and the Adviser's fiduciary duties to Fund shareholders. In no instance may the Adviser or the Fund receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any affiliated person of the Adviser. Non-public information concerning portfolio holdings may be divulged to third-parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

The Fund makes available on its public website the following portfolio holdings information for the Portfolio:

•  complete portfolio holdings information monthly, at least 15 calendar days after the end of each month; and

•  top 10 holdings monthly, at least 15 calendar days after the end of each month.

The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

The Fund may make selective disclosure of non-public portfolio holdings information pursuant to certain exemptions set forth in the Policy. Third-parties eligible for exemptions under the Policy and therefore eligible to receive such disclosures currently include client/shareholders (such as redeeming shareholders in kind), fund rating agencies, information exchange subscribers, proxy voting or advisory services, pricing services consultants and analysts, portfolio analytics providers, transition managers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities or related derivative securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third-party pursuant to an exemption unless and until the third-party recipient has entered into a non-disclosure agreement with the Fund and the arrangement has been reviewed and approved, as set forth in the Policy and discussed below. In addition, persons who owe a duty of trust or confidence to the Fund or the Adviser may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include (i) the Fund's independent registered public accounting firm (as of the Fund's fiscal year-end and on an as needed basis), (ii) counsel to the Fund (on an as-needed basis), (iii) counsel to the independent Trustees (on an as-needed basis) and (iv) members of the Board of Trustees (on an as-needed basis). Subject to the terms and conditions of any agreement between the Adviser or the Fund and the third-party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

The Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser or any affiliate of the Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list will not disclose portfolio holdings on a fund-by-fund basis; (3) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (4) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (5) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly or the information that includes such holding(s) has been made available to shareholders requesting such information. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly or the information that includes such holding(s) has been made available to shareholders requesting such information.

Portfolio holdings information may be provided to broker dealers, prime brokers, futures commission merchants, or similar providers in connection with the Fund's portfolio trading or operational processing activities; such entities generally need access to such information in the performance of their duties and responsibilities to fund service providers and are subject to a duty of confidentiality, including a duty not to trade on material nonpublic information, imposed by law or contract. Portfolio holdings information may also be provided to affiliates of MSIM pursuant to regulatory requirements or may be reported by the Fund's counterparties to certain global trade repositories pursuant to regulatory requirements.

The Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers
Institutional Shareholder Services(*)	Complete portfolio holdings	Daily basis	End of day
State Street Bank and Trust Company(*)	Complete portfolio holdings	Daily basis	(2)
State Street Global Markets LLC	Complete portfolio holdings	Monthly basis	Approximately 10 business days
Eze Software Group	Complete portfolio holdings	Monthly basis	Approximately 10 business days
FX Transparency LLC	Complete portfolio holdings	Quarterly basis	Approximately three-four weeks after quarter end
Fund Rating Agencies
Broadridge(*)	Top ten and complete portfolio holdings	Daily basis	End of day
Portfolio Analytics Providers
FactSet Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	End of day
ITG Analytics Inc.	Complete portfolio holdings	Daily basis	One day

(*)  This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(1)  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)  Information will typically be provided on a real time basis or as soon thereafter as possible.

In addition, the following insurance companies, which are deemed service providers to the Fund, receive top ten portfolio holdings information, on a quarterly basis, approximately 15 days after quarter end: Hartford Insurance Company and Hartford Life and Annuity Insurance Company. The Fund does not currently have non-disclosure agreements in place with these entities and therefore, these entities can only receive publicly available information.

All disclosures of non-public portfolio holdings information made to third-parties pursuant to the exemptions set forth in the Policy must be reviewed and approved by the Chief Administrative Officer ("CAO") of Traditional Asset Management ("TAM") of MSIM, or his/her designee, as appropriate. In granting such approval, the CAO or his/her designee shall consult with appropriate legal or compliance persons at the Adviser. The CAO of TAM shall determine from time to time whether such third-parties should continue to receive portfolio holdings information.

The Adviser shall report quarterly to the Board of Trustees (or a designated committee thereof) at the next regularly scheduled meeting: (i) any material information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption; and (ii) any new non-disclosure agreements entered into during the reporting period. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third-party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

III. MANAGEMENT OF THE FUND

A. Board of Trustees

General. The Board of Trustees of the Fund oversees the management of the Portfolio, but does not itself manage the Portfolio. The Trustees review various services provided by or under the direction of the Adviser to ensure that the Portfolio's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Portfolio in a satisfactory manner.

Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and the Portfolio and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and the Portfolio and its shareholders.

Trustees and Officers. The Board of the Fund consists of 11 Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP. Ten Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These are the "non-interested" or "Independent Trustees." The other Trustee (the "Interested Trustee") is affiliated with the Adviser.

Board Structure and Oversight Function. The Board's leadership structure features an Independent Trustee serving as Chairperson and the Board Committees described below. The Chairperson participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Fund between meetings.

The Board of Trustees operates using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the Fund and Fund shareholders, and to facilitate compliance with legal and regulatory requirements and oversight of the Fund's activities and associated risks. The Board of Trustees has established five standing committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Investment Committee and (5) Closed-End Fund Committee. The Audit Committee, the Governance Committee and the Closed-End Fund Committee are comprised exclusively of Independent Trustees. Each committee charter governs the scope of the committee's responsibilities with respect to the oversight of the Fund. The responsibilities of each committee, including their oversight responsibilities, are described further under the caption "Independent Trustees and the Committees."

The Portfolio are subject to a number of risks, including investment, compliance, operational and valuation risk, among others. The Board of Trustees oversees these risks as part of its broader oversight of the Fund's affairs through various Board and committee activities. The Board has adopted, and periodically reviews, policies and procedures designed to address various risks to the Fund. In addition, appropriate personnel, including but not limited to the Fund's Chief Compliance Officer, members of the Fund's administration and accounting teams, representatives from the Fund's independent registered public accounting firm, the Fund's Treasurer, portfolio management personnel and independent valuation and brokerage evaluation service providers, make regular reports regarding the Fund's activities and related risks to the Board of Trustees and the committees, as appropriate. These reports include, among others, quarterly performance reports, quarterly derivatives activity and risk reports and discussions with members of the risk teams relating to each asset class. The Board's committee structure allows separate committees to focus on different aspects of risk and the potential impact of these risks on some or all of the funds in the complex and then report back to the full Board. In between regular meetings, Fund officers also communicate with the Trustees regarding material exceptions and items relevant to the Board's risk oversight function. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund, and that it is not possible to develop processes and controls to eliminate all of the risks that may affect the Fund. Moreover, the Board recognizes that it may be necessary for the Fund to bear certain risks (such as investment risk) to achieve the Portfolio's investment objectives.

As needed between meetings of the Board, the Board or a specific committee receives and reviews reports relating to the Fund and engages in discussions with appropriate parties relating to the Fund's operations and related risks.

B. Management Information

Trustees. The Fund seeks as Trustees individuals of distinction and experience in business and finance, government service or academia. In determining that a particular Trustee was and continues to be qualified to serve as Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Trustee, including those enumerated in the table below, the Board has determined that each of the Trustees is qualified to serve as a Trustee of the Fund. In addition, the Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes and skills that allow the Board to operate effectively in governing the Fund and protecting the interests of shareholders. Information about the Fund's Governance Committee and Board of Trustees nomination process is provided below under the caption "Independent Trustees and the Committees."

The Trustees of the Fund, their ages, addresses, positions held, length of time served, their principal business occupations during the past five years and other relevant professional experience, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2015) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any registered funds that have an investment adviser that is an affiliate of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP) (the "Morgan Stanley AIP Funds") (collectively, the "Morgan Stanley Funds").

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Frank L. Bowman (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Politicial Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de I'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

98

Director BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the charity J Street Cup Golf; Trustee of Fairhaven United Methodist Church; and Director of other various non-profit organizations.

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Kathleen A. Dennis (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	98	Director of various non-profit organizations.
Nancy C. Everett (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Chief Executive Officer, Virginia 98 Commonwealth University Investment Company (since November 2015); Owner, OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	98

Member of Virginia Commonwealth University School of Business Foundation; formerly, Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Jakki L. Haussler (58) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); and formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	98

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Dr. Manuel H. Johnson (67) c/o Johnson Smick International, Inc. 220 I Street, NE Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	100	Director of NVR, Inc. (home construction).

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Joseph J. Kearns (73) c/o Kearns & Associates LLC 23823 Malibu Road S-50-440 Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	101	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.
Michael F. Klein (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004) and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				97	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (79) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	100	None.
W. Allen Reed (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	98	Director of Legg Mason, Inc.; formerly, Director of the Auburn University Foundation (2010-2015).

*  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Fergus Reid (83) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	100	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund complex managed by JP Morgan Investment Management Inc. (1987-2012).

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee**
James F. Higgins (68) One New York Plaza New York, NY 10004	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	99

Formerly, Director of AXA Financial, Inc. and AXA Equitable Life Insurance Company (2002-2011) and Director of AXA MONY Life Insurance Company and AXA MONY Life Insurance Company of America (2004-2011).

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

The executive officers of the Fund, their ages, addresses, positions held, length of time served and their principal business occupations during the past five years are shown below.

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (52) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Product (since 2006).

Stefanie V. Chang Yu (49) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 1997

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014). Formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and has qualified.

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Joseph C. Benedetti (50) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds(since January 2014). Formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

Francis J. Smith (50) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (49) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and has qualified.

In addition, the following individuals who are officers of the Adviser or its affiliates serve as assistant secretaries of the Fund: Daniel E. Burton, Francesca Mead and Edward J. Meehan.

It is a policy of the Fund's Board that each Trustee shall invest at least $250,000 ($100,000 prior to January 1, 2015) in any combination of the Morgan Stanley Funds that the Trustee determines meets his or her own specific investment objectives, without requiring any specific investment in any particular Fund. Newly elected or appointed Trustees have three years to comply with this policy.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2015, is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (As of December 31, 2015)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (As of December 31, 2015)
Independent:
Frank L. Bowman	None	over $100,000
Kathleen A. Dennis	None	over $100,000
Nancy C. Everett	None	None
Jakki L. Haussler	None	over $100,000
Manuel H. Johnson	None	over $100,000
Joseph J. Kearns(1)	None	over $100,000
Michael F. Klein(1)	None	over $100,000
Michael E. Nugent	None	over $100,000
W. Allen Reed(1)	None	over $100,000
Fergus Reid(1)	None	over $100,000
Interested:
James F. Higgins	None	over $100,000

(1)  Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Morgan Stanley Funds (or portfolio thereof) that are offered as investment options under the plan.

As to each Independent Trustee and his or her immediate family members, no person owned beneficially or of record securities of an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

As of April 1, 2016, the Trustees and officers of the Fund, as a group, owned less than 1% of any class of the outstanding common stock of the Portfolio of the Fund.

Independent Trustees and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Board has five committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Investment Committee and (5) Closed-End Fund Committee.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the "1934 Act"). The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and reviewing the valuation process. The Fund has adopted a formal, written Audit Committee Charter.

The members of the Audit Committee of the Fund are Jakki L. Haussler, Joseph J. Kearns, Michael F. Klein and W. Allen Reed. None of the members of the Fund's Audit Committee is an "interested person," as defined under the 1940 Act, of the Fund (with such disinterested Trustees being "Independent Trustees" or individually, an "Independent Trustee"). Each Independent Trustee is also "independent" from the Fund under the listing standards of the NYSE. The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.

The Board of Trustees of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Fund's Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund's Independent Trustees as candidates for election as Independent Trustees, advises the Fund's Board with respect to Board composition, procedures and committees, develops and recommends to the Fund's Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Trustees and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of the Fund are Kathleen A. Dennis, Michael E. Nugent and Fergus Reid, each of whom is an Independent Trustee. In addition, Michael E. Nugent (as Chair of the Morgan Stanley Funds) periodically may attend other operating committee meetings. The Chairperson of the Governance Committee is Fergus Reid.

The Fund does not have a separate nominating committee. While the Fund's Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Fund believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, all the Independent Trustees participate in the election and nomination of candidates for election as Independent Trustees for the Fund. Persons recommended by the Fund's Governance Committee as candidates for nomination as Independent Trustees shall possess such experience, qualifications, attributes, skills and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund's Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption "Shareholder Communications."

The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Fund and the Board. The Compliance and Insurance Committee consists of Frank L. Bowman, Nancy C. Everett, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Nancy C. Everett and Manuel H. Johnson are Independent Trustees. The Chairperson of the Compliance and Insurance Committee is Frank L. Bowman.

The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund's Investment Advisory, Sub-Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Kathleen A. Dennis, Nancy C. Everett, Jakki L. Haussler, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid. The Chairperson of the Investment Committee is Manuel H. Johnson.

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds' primary areas of investment, namely equities, fixed income and alternatives. Within the Fund Complex, the Sub-Committees and their members are as follows:

(1)  Equity — W. Allen Reed (Chairperson), Frank L. Bowman, Nancy C. Everett and Michael E. Nugent.

(2) Fixed Income — Michael F. Klein (Chairperson) and Fergus Reid.

(3)  Money Market and Alternatives — Kathleen A. Dennis (Chairperson), Jakki L. Haussler, James F. Higgins and Joseph J. Kearns.

In addition, Manuel H. Johnson (as Chairperson of the Investment Committee) periodically attends Sub-Committee meetings, filling in where necessary.

The Board formed the Closed-End Fund Committee to consider a range of issues unique to closed-end funds. The Closed-End Fund Committee consists of Michael E. Nugent, W. Allen Reed and Fergus Reid, each of whom is an Independent Trustee. The Chairperson of the Closed-End Fund Committee is Michael E. Nugent.

During the Fund's fiscal year ended December 31, 2015, the Board of Trustees held the following meetings:

Board of Trustees	6
Committee/Sub-Committee:	Number of meetings:
Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Investment Committee	5
Equity Sub-Committee	5
Fixed Income Sub-Committee	5
Money Market and Alternatives Sub-Committee	5
Closed-End Fund Committee	4

Experience, Qualifications and Attributes. The Board has concluded, based on each Trustee's experience, qualifications and attributes that each Board member should serve as a Trustee. Following is a brief summary of the information that led to and/or supports this conclusion.

Mr. Bowman has experience in a variety of business and financial matters through his prior service as a Director or Trustee for various other funds in the Fund Complex, where he serves as Chairperson of the Compliance and Insurance Committee (and formerly served as Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee) and as a Director of B.P. p.l.c. and Naval and Nuclear Technologies LLP. Mr. Bowman also serves as a Director Emeritus for the Armed Services YMCA of the USA, Director of the U.S. Naval Submarine League and Chairman of the charity J Street Cup Golf, and he formerly served as Director of the American Shipbuilding Suppliers Association. Mr. Bowman

serves as a Trustee of the Fairhaven United Methodist Church. Mr. Bowman is also a member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board. Mr. Bowman retired as an Admiral in the U.S. Navy after serving over 38 years on active duty including eight years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004). Additionally, Mr. Bowman served as the U.S. Navy's Chief of Naval Personnel (1994-1996) where he was responsible for the planning and programming of all manpower, personnel, training and education resources for the U.S. Navy, and on the Joint Staff as Director of Political Military Affairs (1992-1994). In addition, Mr. Bowman served as President and Chief Executive Officer of the Nuclear Energy Institute. Mr. Bowman has received such distinctions as a knighthood as Honorary Knight Commander of the Most Excellent Order of the British Empire and the Officier de l'Orde National du Mérite from the French Government and was elected to the National Academy of Engineering (2009). He is President of the consulting firm Strategic Decisions, LLC.

Ms. Dennis has over 25 years of business experience in the financial services industry and related fields including serving as a Director or Trustee of various other funds in the Fund Complex, where she serves as Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee. Ms. Dennis possesses a strong understanding of the regulatory framework under which investment companies must operate based on her years of service to this Board and her position as Senior Managing Director of Victory Capital Management.

Ms. Everett has over 35 years of experience in the financial services industry, including roles with both registered investment companies and registered investment advisers. By serving on the boards of other registered funds, such as GMAM Absolute Return Strategies Fund, LLC and Emerging Markets Growth Fund, Inc., Ms. Everett has acquired significant experience with financial, accounting, investment and regulatory matters. Ms. Everett is also a Chartered Financial Analyst.

With more than 30 years of experience in the financial services industry, including her years of entrepreneurial and managerial experience in the development and growth of Opus Capital Group, Ms. Haussler brings a valuable perspective to the Fund's Board. Through her role at Opus Capital and her service as a director of several venture capital funds and other boards, Ms. Haussler has gained valuable experience dealing with accounting principles and evaluating financial results of large corporations. She is a certified public accountant (inactive) and a licensed attorney in the State of Ohio (inactive).

In addition to his tenure as a Director or Trustee of various other funds in the Fund Complex, where he formerly served as Chairperson of the Audit Committee, Dr. Johnson has also served as an officer or a board member of numerous companies for over 20 years. These positions included Co-Chairman and a founder of the Group of Seven Council, Director of NVR, Inc., Director of Evergreen Energy and Director of Greenwich Capital Holdings. He also has served as Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury. In addition, Dr. Johnson also served as Chairman of the Financial Accounting Foundation, which oversees the Financial Accounting Standards Board, for seven years.

Mr. Kearns gained extensive experience regarding accounting through his experience on the Audit Committees of the boards of other funds in the Funds Complex, including serving as either Chairperson or Deputy Chairperson of the Audit Committee for nearly 20 years, and through his position as Chief Financial Officer of the J. Paul Getty Trust. He also has experience in financial, accounting, investment and regulatory matters through his position as President and founder of Kearns & Associates LLC, a financial consulting company. Mr. Kearns also serves as a Director of Electro Rent Corporation and previously served as Director of The Ford Family Foundation. The Board has determined that Mr. Kearns is an "audit committee financial expert" as defined by the SEC.

Through his prior positions as a Managing Director of Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and as President and a Trustee of the Morgan Stanley Institutional Funds, Mr. Klein has experience in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board. Mr. Klein also has extensive experience in the investment management industry based on his current positions as Managing Director and Co-Chief Executive Officer of Aetos Capital, LLC, Co-President of Aetos Alternatives Management, LLC and as a Director of certain investment funds managed or sponsored by Aetos Capital, LLC. In addition, he also has experience as a member of the board of other funds in the Fund Complex.

Mr. Nugent has extensive experience with financial, accounting, investment and regulatory matters through his over 20 years of service on the boards of various funds in the Fund Complex, including time as the Chairperson of the Insurance Committee, Chairperson of the Closed-End Fund Committee and Chair of the Morgan Stanley Funds. Mr. Nugent also has experience as a former General Partner in Triumph Capital, L.P.

Mr. Reed has experience on investment company boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a Director of iShares, Inc. and his service as Trustee or Director of other funds in the Fund Complex. Mr. Reed also gained substantial experience in the financial services industry through his position as Director of Legg Mason, Inc. and prior position as President and CEO of General Motors Asset Management.

Mr. Reid has served on a number of mutual fund boards, including as a Trustee or Director of certain investment companies in the JP Morgan Funds complex and as a Trustee or Director of other funds in the Fund Complex. Therefore, Mr. Reid is experienced with financial, accounting, investment and regulatory matters, enabling him to provide management input and investment guidance to the Board.

Mr. Higgins has over 30 years of experience in the financial services industry. Mr. Higgins has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters due to his experience on the boards of other funds in the Fund Complex. Mr. Higgins also previously served on the boards of other companies in the financial services industry, including AXA Financial, Inc. and AXA Equitable Life Insurance Company.

The Trustees' principal occupations and other relevant professional experience during the past five years or more are shown in the above tables.

Advantages of Having the Same Individuals as Trustees for the Morgan Stanley Funds.  The Independent Trustees and the Fund's management believe that having the same Independent Trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Morgan Stanley Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Funds.

Trustee and Officer Indemnification. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

Shareholder Communications.  Shareholders may send communications to the Fund's Board of Trustees. Shareholders should send communications intended for the Fund's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

C. Compensation

Effective January 1, 2016, each Trustee (except for the Chair of the Boards) receives an annual retainer fee of $250,000 ($240,000 prior to January 1, 2016) for serving as a Trustee of the Morgan Stanley Funds.

The Chairperson of the Audit Committee receives an additional annual retainer fee of $80,000 and the Investment Committee Chairperson receives an additional annual retainer fee of $65,000 and the Chairperson of the Compliance and Insurance Committee receives an additional annual retainer fee of $50,000. Other Committee and Sub-Committee Chairpersons (except for the Chairperson of the Closed-End Fund Committee) receive an additional annual retainer fee of $35,000. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Morgan Stanley Funds based on the relative net assets of each of the funds/portfolios. Michael E. Nugent receives a total annual retainer fee of $500,000 ($480,000 prior to January 1, 2016) for his services as Chair of the Boards of the Morgan Stanley Funds and for administrative services provided to each Board.

The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Fund who are employed by the Adviser receive no compensation or expense reimbursement from the Fund for their services as a Trustee.

Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the "DC Plan"), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, certain Morgan Stanley Funds maintained a similar Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. Generally, the DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

The following table shows aggregate compensation payable to each of the Fund's Trustees from the Fund for the fiscal year ended December 31, 2015 and the aggregate compensation payable to each of the funds' Trustees by the Fund Complex (which includes all of the Morgan Stanley Funds) for the calendar year ended December 31, 2015.

Compensation(1)

Name of Independent Trustee:	Aggregate Compensation From the Fund(2)	Total Compensation From Fund and Fund Complex Paid to Trustee(3)
Frank L. Bowman	$115	$271,500
Kathleen A. Dennis	115	271,500
Nancy C. Everett	101	240,000
Jakki L. Haussler	101	240,000
Manuel H. Johnson	126	303,000
Joseph J. Kearns(3)	133	354,500
Michael F. Klein(2)(3)	115	271,500
Michael E. Nugent	200	480,000
W. Allen Reed(2)(3)	115	271,500
Fergus Reid(3)	113	303,500
Name of Interested Trustee:
James F. Higgins	100	240,000

(1)  Includes all amounts paid for serving as director/trustee of the funds, as well as serving as Chair of the Boards or a Chairperson of a Committee or Sub-Committee.

(2)  The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund's fiscal year. The following Trustees deferred compensation from the Fund during the fiscal year ended December 31, 2015: Mr. Klein, $115; Mr. Reed, $115.

(3)  The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2015 before deferral by the Trustees under the DC Plan. As of December 31, 2015, the value (including interest) of the deferral accounts across the Fund Complex for Messrs. Kearns, Klein, Reed and Reid pursuant to the deferred compensation plan was $645,006, $537,397, $1,890,315 and $868,250, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

Prior to December 31, 2003, 49 of the Morgan Stanley Funds (the "Adopting Funds"), not including the Fund, had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee's retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Adopting Funds for the fiscal year ended December 31, 2015, and the estimated retirement benefits for the Independent Trustees from the Adopting Funds for each fiscal year following retirement. Only the Trustees listed below participated in the retirement program.

Name of Independent Trustee:	Retirement Benefits Accrued as Fund Expenses By All Adopting Funds	Estimated Annual Benefits Upon Retirement(1) From All Adopting Funds
Manuel H. Johnson	$44,686	$64,338
Michael E. Nugent	45,156	57,539

(1)  Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company owned 5% or more of the outstanding shares of each Class of the Portfolio of the Fund for allocation to their respective separate accounts ("Accounts"), none of the Fund's Trustees was a Contract Owner under the Accounts and the aggregate number of shares of the Portfolio of the Fund allocated to Contracts owned by the Fund's officers as a group was less than one percent of the Portfolio's outstanding Class X or Class Y shares.

The address of Hartford Life Insurance Company ("Hartford Life") and Hartford Life and Annuity Insurance Company ("Hartford Life and Annuity") is P.O. Box 2999, Hartford, CT 06104.

Hartford Life and Hartford Life and Annuity owned 5% or more of the shares of each Class of the Portfolio of the Fund in the following percentages as of April 1, 2016:

Class/Portfolio	Hartford Life	Hartford Life and Annuity
Class X: Mid Cap Growth Portfolio	10.50%	88.41%
Class Y: Mid Cap Growth Portfolio	9.02%	90.98%

V. INVESTMENT ADVISORY AND OTHER SERVICES

A. Adviser and Administrator

The Adviser to the Portfolio is Morgan Stanley Investment Management Inc., a Delaware corporation, whose address is 522 Fifth Avenue, New York, NY 10036. The Adviser is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation traded on the NYSE under the symbol "MS." Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.

Pursuant to an Investment Advisory Agreement (the "Investment Advisory Agreement") with the Adviser, the Fund has retained the Adviser to manage and/or oversee the investment of the Fund's assets,

including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Adviser monthly compensation calculated daily by applying the following annual rates to the net assets of the Portfolio determined as of the close of each business day. The investment advisory fee is allocated among the Classes of the Portfolio pro rata based on the net assets of the Portfolio attributable to each Class.

Name of Portfolio	Investment Advisory Fee Rates
Mid Cap Growth	0.42% of the portion of daily net assets not exceeding $500 million; and 0.395% of the portion of daily net assets exceeding $500 million.

The following table reflects for the Portfolio (i) the advisory fee paid; and (ii) the advisory fee waived and/or affiliated rebates for each of the past three fiscal years ended December 31, 2013, 2014 and 2015.

	Advisory Fees Paid (After Fee Waivers and/or Affiliated Rebates)			Advisory Fees Waived			Affiliated Rebates
Name of Portfolio	2013	2014	2015	2013	2014	2015	2013	2014	2015
Mid Cap Growth	$102,838	$96,396	$77,687	$0	$0	$0	$904	$980	$686

Administration services are provided to the Fund by Morgan Stanley Investment Management Inc. ("Administrator"), a wholly-owned subsidiary of Morgan Stanley, pursuant to a separate administration agreement (the "Administration Agreement") entered into by the Fund with the Administrator. Prior to January 1, 2014, the Administrator was Morgan Stanley Services Company Inc. The Fund pays the Administrator monthly compensation of 0.08% of daily net assets.

For the fiscal years ended December 31, 2013, 2014 and 2015, the Fund paid compensation under the Administration Agreement as follows (no administration fees were waived):

	Compensation Paid for the Fiscal Year Ended December 31,
Name of Portfolio	2013	2014	2015
Mid Cap Growth	$19,760	$18,548	$14,928

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. The Administrator supervises and monitors the administrative and accounting services provided by State Street. Their services are also subject to the supervision of the officers and Board of Trustees of the Fund. State Street's business address is One Lincoln Street, Boston, MA 02111-2101.

B. Principal Underwriter

The Fund's principal underwriter is the Distributor (which has the same address as the Adviser). In this capacity, the Portfolio's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. LLC, which through their own sales organizations sell shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Portfolio or their shareholders.

C. Services Provided by the Adviser and Administrator

The Adviser manages the investment of the Portfolio's assets, including the placing of orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates the information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Portfolio in a manner consistent with the Portfolio's investment objective.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help and bookkeeping as the Fund may reasonably require in the conduct of its business. The Administrator also assists in the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of the independent registered public accounting firm and attorneys is, in the opinion of the Administrator, necessary or desirable). The Administrator also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

Expenses not expressly assumed by the Adviser under the Investment Advisory Agreement or by the Administrator under the Administration Agreement or by the Distributor, will be paid by the Portfolio. The Portfolio pays all expenses incurred in its operation and a portion of the Fund's general administration expenses allocated based on the asset sizes of the Portfolio. The Portfolio's direct expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; certain taxes; registration costs of the Fund under federal and state securities laws; shareholder servicing costs, charges and expenses of any outside service used for pricing of the Portfolio's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Adviser (not including compensation or expenses of attorneys who are employees of the Adviser); fees and expenses of the Fund's independent registered public accounting firm; interest on Portfolio borrowings; and all other expenses attributable to a particular Portfolio. The 12b-1 fees relating to Class Y will be allocated directly to Class Y. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

Expenses which are allocated on the basis of size of the Portfolio include the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Adviser or any corporate affiliate of the Adviser; state franchise taxes; SEC fees; membership dues of industry associations; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; and all other costs of the Fund's operations properly payable by the Fund and allocable on the basis of size to the Portfolio. Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to the Portfolio or allocated on the basis of the size of the Portfolio. The Trustees have determined that this is an appropriate method of allocation of expenses.

The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable to the Fund or any of its investors for any act or omission by the Adviser or for any losses sustained by the Fund or its investors.

The Investment Advisory Agreement will remain in effect from year to year provided continuance of the Agreement is approved at least annually by the vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of each affected Portfolio, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Independent Trustees.

The Administration Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Administrator is not liable to the Fund or any of its investors for any act or omission by the Administrator or for any losses sustained by the Fund or its investors. The Administration Agreement will continue unless terminated by either party by written notice delivered to the other party within 30 days.

D. Rule 12b-1 Plan

The Fund has adopted a Plan of Distribution, effective July 31, 2011, in accordance with Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, Class Y shares of the Portfolio bear a distribution fee paid to the Distributor which is accrued daily and payable monthly at the annual rate of 0.25% of the average daily net assets of the Class.

The Plan provides that the Portfolio's distribution fee shall compensate the Distributor, Morgan Stanley Smith Barney LLC and its affiliates, and other selected broker-dealers for expenses they incur in connection with the distribution of the Portfolio's Class Y shares. These expenses may include: (i) costs incurred in providing personal services to shareholders; (ii) overhead and other branch office distribution-related expenses including, but not limited to, expenses of operating the Distributor's or other broker-dealers' offices used for selling Portfolio shares (e.g, lease and utility costs, salaries and employee benefits of operations and sales support personnel, costs relating to client sales seminars and telephone expenses); (iii) printing and mailing costs relating to prospectuses and reports (for new shareholders); and (iv) costs incurred in connection with advertising materials and sales literature. In addition, payments to the Distributor may be used by the Distributor to compensate insurance companies for shareholder services, which include, but are not limited to, education of agents concerning the Portfolio, compensation of agents, and servicing contract owners.

Under the Plan and as required by Rule 12b-1 the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the distribution expenses incurred under the Plan on behalf of the Portfolio during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefor; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund.

For the fiscal year ended December 31, 2015, Class Y shares of the following Portfolio made payments under the Plan as follows:

Name of Portfolio:	Compensation paid for the fiscal year ended December 31, 2015
Mid Cap Growth	$11,160

On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Portfolio's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Portfolio had obtained, was obtaining and would be likely to obtain under the Plan, including that (a) the Plan is essential in order to give Portfolio investors a choice of alternatives for payment of distribution and service charges and to enable the Portfolio to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Morgan Stanley Smith Barney LLC branch offices made possible by the 12b-1 fees, Morgan Stanley Smith Barney LLC could not establish and maintain an effective system for distribution, servicing of Contract Owners and maintenance of their accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Portfolio and its respective Contract Owners. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interests of the Portfolio and would have a reasonable likelihood of continuing to benefit the Portfolio and its respective Contract Owners.

The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the Class Y shareholders of the Portfolio, and all material amendments to the Plan must also be approved by the Trustees. The Plan may be terminated as to the Portfolio at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Adviser, the Administrator, Morgan Stanley Smith Barney LLC or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Portfolio.

E. Other Service Providers

(1) Transfer Agent/Dividend Disbursing Agent

Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, MA 02169-0953, is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares.

(2) Custodian and Independent Registered Public Accounting Firm

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, is the Custodian of the Portfolio's assets. Any Portfolio's cash balances with the Custodian in excess of $250,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116-5021, is the independent registered public accounting firm of the Fund. The Fund's independent registered public accounting firm is responsible for auditing the annual financial statements.

F. Fund Management

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser's employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser manages accounts that engage in short sales of securities of the type in which the Portfolio invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Morgan Stanley's compensation structure is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation may be granted as a deferred cash award under the Investment Management Alignment Plan ("IMAP"), as an equity-based award or as a deferred incentive compensation award under another Firm compensation plan. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee ("CMDS") of the Morgan Stanley Board of Trustees.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.

Incentive compensation may include:

•  Cash Bonus.

•  Deferred Compensation:

•  A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

•  IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants' interests with the interests of the Adviser's clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Deferred incentive awards granted under IMAP are notionally invested in referenced funds advised by the Adviser or its affiliates. Portfolio managers must notionally invest at least 25% of their IMAP award in a combination of the designated funds managed by the portfolio manager that are included in the IMAP notional investment menu.

•  Deferred compensation awards are typically subject to vesting over a multi-year period and are cancellable in the event the employee terminates employment prior to the vesting date (other than for reasons of death, disability, retirement and involuntary termination not involving a cancellation event). Prior to distribution, deferred compensation awards are also subject to cancellation and clawback in the event the employee engages in certain proscribed behavior, including, without limitation, if the employee engages in "cause" (i.e., any act or omission that constitutes a breach of obligation to Morgan Stanley, including failure to comply with internal compliance, ethics or risk management standards and failure or refusal to perform duties satisfactorily, including supervisory and management duties) and if the employee takes any action, or fails to take any action (including with respect to direct supervisory responsibilities) where such action or omission: causes a restatement of Morgan Stanley's consolidated financial results; constitutes a violation of Morgan Stanley's Global Risk Management Principles, Policies and Standards; or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

Eligibility for, and the amount of any, incentive compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

• Revenue and profitability of the business and/or each fund/accounts managed by the portfolio manager

• Revenue and profitability of Morgan Stanley

• Return on equity and risk factors of both the business units and Morgan Stanley

• Assets managed by the portfolio manager

• External market conditions

• New business development and business sustainability

• Contribution to client objectives

• Team, product and/or Investment Management performance

• The pre-tax investment performance of the funds/accounts managed by the portfolio manager (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one-, three and five-year periods)

• Individual contribution and performance

Morgan Stanley has a Global Incentive Compensation Discretion Policy, approved by the CMDS. This policy sets forth standards for the appropriate exercise of managerial discretion in determining the level of incentive compensation to be awarded to an employee. This policy specifically provides that all managers must consider whether an employee managed risk appropriately and effectively managed and supervised the risk control practices of his or her employee reports during the performance year. For Morgan Stanley's material risk takers, managers are required to document their decision making process for discretionary compensation. Managers are trained on these requirements annually and are required to certify compliance with the applicable requirements. The policy is reviewed at least annually, and updated as needed.

Other Accounts Managed by Portfolio Managers at December 31, 2015 (unless otherwise indicated):

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Mid Cap Growth
Sam G. Chainani	24	$15.4 billion	6	$7.1 billion	12	$2.3 billion
David S. Cohen	24	$15.4 billion	6	$7.1 billion	12	$2.3 billion
Dennis P. Lynch	24	$15.4 billion	6	$7.1 billion	13	$2.4 billion
Armistead B. Nash	24	$15.4 billion	6	$7.1 billion	12	$2.3 billion
Alexander T. Norton	24	$15.4 billion	6	$7.1 billion	12	$2.3 billion
Jason C. Yeung	24	$15.4 billion	6	$7.1 billion	12	$2.3 billion

*  Of these other accounts, two accounts with a total of approximately $792.6 million in assets had performance-based fees.

Securities Ownership of Portfolio Managers

As of December 31, 2015 (unless otherwise noted), the dollar range of securities beneficially owned (or held notionally through IMAP) by each portfolio manager in the Portfolio he/she manages is shown below:

Mid Cap Growth
Sam G. Chainani	none**
David S. Cohen	none**
Dennis P. Lynch	none**
Armistead B. Nash	none**
Alexander T. Norton	none**
Jason C. Yeung	none**

**  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

G. Codes of Ethics

The Fund, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased sold or held by the Fund, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a preclearance requirement with respect to personal securities transactions.

H. Proxy Voting Policy and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to MSIM.

A copy of MSIM's Proxy Voting Policy ("Proxy Policy") is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as the Fund's most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Fund's proxy voting record is also available without charge on the SEC's web site at www.sec.gov.

I. Revenue Sharing

The Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Portfolio, to insurance companies or their affiliates in connection with various fund-related administrative services including, but not limited to, shareholder communication, record-keeping and postage expenses that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such payments are in addition to any distribution fees that may be payable by the Distributor.

Currently, these payments, which are made in accordance with the applicable compensation structure for each insurance company, include an ongoing annual fee in an amount up to 0.10% of the average daily NAV of shares of the Portfolio held in the applicable accounts.

The prospect of receiving, or the receipt of, additional compensation, as described above, by Intermediaries may provide Intermediaries and/or their financial advisers or other salespersons with an incentive to favor sales of shares of one variable annuity contract over other contract options with respect to which the Intermediary does not receive additional compensation (or receives lower levels of additional compensation) or be a factor in an insurance company's decision to include the Portfolio as an underlying investment option in its variable insurance products. These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio or the amount that the Portfolio receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by an Intermediary as to its compensation.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES

A. Brokerage Transactions

Subject to the general supervision of the Trustees, the Adviser is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. Certain securities (e.g., certain money market instruments) are purchased directly from an issuer, in which case no commissions or discounts are paid.

Pursuant to an order issued by the SEC, the Fund is permitted to engage in principal transactions in money market instruments, subject to certain conditions, with Morgan Stanley & Co. LLC, a broker-dealer affiliated with the Fund's Adviser.

During the fiscal years ended December 31, 2013, 2014 and 2015, the Fund did not effect any principal transactions with Morgan Stanley & Co. LLC.

B. Commissions

Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley & Co. LLC, and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Portfolio, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Adviser by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

During the fiscal years ended December 31, 2013, 2014 and 2015, the Fund paid brokerage commissions of approximately $16,583, $13,354 and $7,136 respectively. During the fiscal years ended December 31, 2013 and 2014, the Fund paid in the aggregate $71 and $29, respectively, in brokerage commissions to Morgan Stanley & Co. LLC and/or its affiliated broker-dealers. During the fiscal year ended December 31, 2015, the Fund did not pay any brokerage commissions to Morgan Stanley & Co. LLC and/or its affiliated broker-dealers.

For the fiscal year ended December 31, 2015, the Portfolio paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers, as follows:

	Brokerage Commissions Paid During Fiscal Year Ended December 31, 2015
		Commissions Paid to Morgan Stanley & Co. LLC and/or its affiliated broker-dealers
Name of Portfolio	Total Commissions Paid	Total Commissions	Percent of Total Commissions	Percent of Total Brokered Transactions
Mid Cap Growth	$7,136	$0	0.00%	0.00%

During the fiscal years ended December 31, 2013 and December 31, 2014, the Portfolio paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers, as follows:

	Brokerage Commissions Paid During Fiscal Years Ended December 31, 2013 and 2014
	Fiscal Year Ended December 31, 2013		Fiscal Year Ended December 31, 2014
Name of Portfolio	Total	Morgan Stanley & Co. LLC and/or its affiliated broker-dealers	Total	Morgan Stanley & Co. LLC and/or its affiliated broker-dealers
Mid Cap Growth	$16,583	$71	$13,354	$29

C. Brokerage Selection

The Adviser is responsible for decisions to buy and sell securities for the Portfolio, for broker-dealer selection and for negotiation of commission rates. The Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities may be traded as agency transactions through broker dealers or traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

On occasion, the Portfolio may purchase certain money market instruments directly from an issuer without payment of a commission or concession. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

The Fund anticipates that certain of its transactions involving foreign securities will be effected on foreign securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

The Adviser serves as investment adviser to a number of clients, including other investment companies. The Adviser attempts to equitably allocate purchase and sale transactions among the Portfolio of the Fund and other client accounts. To that end, the Adviser considers various factors, including respective investment objectives, relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolio of the Fund and other client accounts.

The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio. Selection of approved brokers for execution is based on three main criteria: access to liquidity, provision of capital and quality of execution. The Adviser effects transactions with those broker-dealers under the obligation to seek best execution. The Adviser may place portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser. Services provided may include certain research services (as described below), as well as effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

The Adviser and its affiliated investment advisers have established commission sharing arrangements under a commission management program (the "Commission Management Program" or "CMP"), pursuant to which execution and research costs or a portion of those costs are decoupled in accordance with applicable laws, rules and regulations.

"Approved Equity CMP Partner Brokers" are those executing brokers with which the Adviser or its affiliated investment advisers have agreement(s) to accrue research commission credits for the benefit of clients. Over a certain time period, the research credits are pooled at the Approved Equity CMP Partner Brokers and a third party vendor (also known as the "CMP Aggregator") who will, under the Adviser's supervision, act as the administrator of certain CMP related activities which may include reconciliation of research credits with brokers, as well as holding research credits in an account for purposes of distribution to applicable research providers at a later time. These research credits are subsequently used to pay for eligible research services.

Under the CMP, the Adviser and its affiliated investment advisers select approved equity brokers (which include the Adviser's affiliates) for execution services and after accumulation of commissions at such brokers, the Adviser and/or its affiliated investment advisers instruct these approved equity brokers to transfer a predetermined percentage of commissions to an aggregator. The Adviser and/or its affiliated investment advisers then instruct the aggregator to utilize these balances to pay for eligible research provided by executing brokers or third-party research providers on the Adviser's and its affiliated investment advisers' Approved Research Provider List. Generally, the Adviser and its affiliated investment advisers will direct the aggregator and/or approved equity broker to record research credits based upon a previously agreed-upon allocation and will periodically instruct the aggregator and/or approved equity broker to direct specified dollar amounts from that pool to pay for eligible research services provided by third-party research providers and/or executing brokers. The research credits are pooled among the Adviser and its affiliated investment advisers and allocated on behalf of both the Adviser and its affiliated investment advisers. Likewise, the research services obtained under the CMP are shared among the Adviser and its affiliated investment advisers.

For those costs not decoupled, but retained by broker-dealers, the Adviser also effects transactions with brokers which directly pay for proprietary research services provided in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"). Such transactions include equity transactions effected on an agency basis.

Transactions involving client accounts managed by two or more affiliated investment advisers may be aggregated and executed using the services of broker-dealers that provide third-party benefits/research so long as all client accounts involved in the transaction benefit from one or more of the services offered by such broker-dealer.

The research services received include those of the nature described above and other services which aid the Adviser in fulfilling its investment decision-making responsibilities, including (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

Certain investment professionals and other employees of the Adviser are also officers of affiliated investment advisers and may provide investment advisory services to clients of such affiliated investment advisers. Research services furnished or paid for by brokers through whom the Adviser effects transactions for a particular account may be used by the Adviser or its affiliated investment advisers in servicing their other accounts, and not all such services may be used for the benefit of the client which pays the brokerage commission that results in the receipt of such research services. Commissions paid to brokers providing research services may be higher than those charged by brokers not providing such services.

The Adviser's personnel also provide research and trading support to personnel of certain affiliated investment advisers. Research related costs may be shared by affiliated investment advisers and may benefit the clients of such affiliated investment advisers. Research services that benefit the Adviser may be received in connection with commissions generated by clients of its affiliated investment advisers.

The Adviser and its affiliated investment advisers make a good faith determination of the value of research services in accordance with Section 28(e) of the 1934 Act, UK Financial Conduct Authority and Prudential Regulation Authority Rules and other relevant regulatory requirements.

The Adviser and certain of its affiliates currently serve as an investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Adviser, and its affiliates, to cause purchase and sale transactions (including transactions in certain initial and secondary public offerings) to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolio of the Fund and other client accounts. The Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. Regular Broker-Dealers

During the fiscal year ended December 31, 2015, the Portfolio did not purchase any securities issued by issuers who were among the ten brokers or ten dealers which executed transactions for or with the Fund or the Portfolio in the largest dollar amounts during the period. At December 31, 2015, the Portfolio did not own any securities issued by any of such issuers.

VII. CAPITAL STOCK AND OTHER SECURITIES

The shareholders of the Portfolio are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class (if any) or any other matter in which the interests of one Class differ from the interests of the other Class.

The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional Portfolios (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any Portfolio. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus for the Portfolio.

The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communication with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

Shareholders have the right to vote on the election of Trustees of the Fund and on any and all matters on which by law or the provisions of the Fund's By-Laws they may be entitled to vote. To the extent required by law, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company, which are the only shareholders of the Fund, will vote the shares of the Fund held in each Account established to fund the benefits under either a flexible premium deferred variable annuity Contract or a flexible premium variable life insurance Contract in accordance with instructions from the owners of such Contracts. Shares of the Portfolio will be voted by the insurance company investing in the Portfolio based on instructions received from the contract holders having a voting interest in the underlying account. Shares for which timely instructions are not received generally will be voted by the insurance company in the same proportion as shares for which instructions have been timely received. Therefore, as a result of this proportional voting, the vote of a small number of contract holders could determine the outcome of a proposal subject to a shareholder vote.

The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES

A. Purchase/Redemption of Shares

Information concerning how Portfolio shares are offered (and how they are redeemed) is provided in each of the Fund's Class X and Class Y Prospectuses.

B. Offering Price

The price of the Portfolio share, called "NAV," is based on the value of the Portfolio's securities. NAV per share of each of Class X and Class Y shares is calculated by dividing the value of the portion of the Portfolio's securities and other assets attributable to each Class, respectively, less the total market value of the liabilities attributable to each Class, respectively, by the number of shares of the Class outstanding. The assets of each Class of shares are invested in a single portfolio. The NAV of each Class, however, will differ because the Classes have different ongoing fees.

In the calculation of the Portfolio's NAV: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; and (2) all other equity portfolio securities for which OTC market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. When market quotations are not readily available, including circumstances under which it is determined by the Adviser that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Portfolio's securities may be valued by an outside pricing service approved by the Fund's Board. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

Listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. If an exchange closing price or bid and asked prices are not available from the exchange, then the quotes from one or more brokers or dealers may be used. Unlisted options and swaps are valued by an outside pricing service approved by the Board or quotes from a broker or dealer. Unlisted options and swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, then at the last sale price on the exchange.

If the Adviser determines that the valuation received from the outside pricing service or broker or dealer is not reflective of the security's market value, such security is valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Board.

Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of the Portfolio's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board.

IX. TAXES

The following is only a summary of certain federal income and excise tax considerations generally affecting the Portfolio and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

The following general discussion of certain federal income and excise tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to the Portfolio.

Federal Income Tax Treatment of Shareholders

Shares of the Portfolio will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of Portfolio are not currently taxable when distributed to and left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. The Portfolio intends to continue to comply with such requirements.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of the company's variable annuity contracts or variable life insurance policies, refer to the life insurance company's variable annuity contract or variable life insurance policy prospectus.

Qualification as a Regulated Investment Company

The Fund intends that the Portfolio elect and qualify to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Qualification as a RIC requires, among other things, that (a) at least 90% of the Fund's annual gross income be derived from interest, dividends, payments with respect to certain securities loans, gains from the sale or other disposition of securities or options thereon or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the value of the Fund's assets is represented by cash, U.S. government securities, securities of other RICs and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), in two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or business or related trades or businesses. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% gross income requirement described above. Net income derived from an interest in a "qualified publicly traded partnership," as defined in the Code, will be treated as qualifying income for purposes of the 90% gross income requirement. For the purposes of the diversification requirements in clause (ii) above, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership. In addition, no more than 25% of the value of a RIC's total assets may be invested in the securities of one or more qualified publicly traded partnerships.

For purposes of the 90% of gross income requirement described above, the Code expressly provides the U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to the Portfolio's business of investing in stock or securities. While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of the Portfolio's foreign currency gains as non-qualifying income. For purposes of the diversification requirement described above, the Portfolio will not be treated as in violation of such requirement as a result of a discrepancy between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, the Portfolio is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter.

In addition to the requirements described above, in order to qualify as a RIC, the Portfolio must distribute at least 90% of the Portfolio's net investment company taxable income (that generally includes dividends, taxable interest, currency gains, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, if any, to shareholders (the "Distribution Requirement"). If the Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net realized capital gains that it distributes to shareholders.

Although the Portfolio intends to distribute all or substantially all of its net investment income and may distribute its net realized capital gains for any taxable year, the Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

The Portfolio may make investments that cause the Portfolio to recognize income or gain prior to receiving cash with respect to such investments. For example, in the event that the Portfolio invests in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"), it will be deemed to have received interest income even though no cash payments have been received. Accordingly, such investments may not produce sufficient current cash receipts to match the amount of net investment income the Portfolio must distribute to satisfy the Distribution Requirement. In some cases, the Portfolio may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

If the Portfolio fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders.

Positions held by the Portfolio in certain regulated futures contracts and foreign currency contracts ("Section 1256 Contracts") will generally be marked-to-market (i.e., treated as though sold for fair market value) on the last business day of the Portfolio's taxable year and all gain or loss associated with such transactions (except certain currency gains covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of the Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gain into short-term capital gain or short-term capital losses into long-term capital losses within the Portfolio. The acceleration of income on Section 1256 Contracts may require the Portfolio to accrue taxable income without a corresponding receipt of cash. In order to generate enough cash to satisfy the Distribution Requirement, the Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character or timing of income earned and, in turn, affect the application of the Distribution Requirement to the Portfolio.

Short sales engaged in by the Portfolio may reduce the holding period of property held by the Portfolio which is substantially identical to the property sold short. This rule may have the effect of converting capital gains recognized by the Portfolio from long-term to short-term as well as converting capital losses recognized by the Portfolio from short-term to long-term.

Federal Excise Tax

No Portfolio will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies and certain trusts under qualified pension and retirement plans.

Certain Tax Information Reporting Considerations

Because of the nature of the rules governing how REITs report their income and the timing of REITs issuing year-end tax information, a Portfolio that invests in REITs may need to estimate the character of distributions paid to its shareholders from REIT distributions. In addition, after the calendar year-end, REITs may recharacterize the nature of the distributions paid during that year, with the result that distributions previously identified as ordinary income are recharacterized as return of capital and/or capital gain. As a result, the composition of the Portfolio's distributions as reported initially may differ from the final composition determined after calendar year-end and reported to the Portfolio's shareholders on their year-end tax information statements.

Foreign Income Taxes

Investments in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to the Portfolio's shareholders. The United States has entered into tax treaties with many foreign countries that may entitle the Portfolio to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of the Portfolio's assets to be invested within various countries is not known.

State and Local Tax Considerations

Rules of U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in the Portfolio.

X. UNDERWRITERS

The Portfolio's shares are offered on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. PERFORMANCE DATA

The average annual total returns of the Class X and Class Y shares of the Portfolio for the one-year, five-year and ten-year periods ended December 31, 2015 and for the period from the date of commencement of the Portfolio's operations or from the date the shares of the Class were first offered through December 31, 2015 were as follows:

Class X Shares Name of Portfolio	Date of Inception	Total Return for Fiscal Year Ended December 31, 2015	Average Annual Total Return for Five Years Ended December 31, 2015	Average Annual Total Return for Ten Years Ended December 31, 2015	Average Annual Total Return for Period from Commencement of Operations through December 31, 2015
Mid Cap Growth	11/09/94	–6.59%	5.58%	7.05%	9.71%
Class Y Shares Name of Portfolio	Date of First Offering of Shares of the Class	Total Return for Fiscal Year Ended December 31, 2015	Average Annual Total Return for Five Years Ended December 31, 2015	Average Annual Total Return for Ten Years Ended December 31, 2015	Average Annual Total Return for Period from First Offering of Class Y Shares through December 31, 2015
Mid Cap Growth	7/24/00	–6.81%	5.32%	6.78%	3.99%

The total returns of the Class X and Class Y shares of the Portfolio for the one-year, five-year and ten-year periods ended December 31, 2015 and for the period from the date of commencement of the Portfolio's operations or from the date the shares of the Class were first offered through December 31, 2015 were as follows:

Class X Shares Name of Portfolio	Date of Inception	Total Return for Fiscal Year Ended December 31, 2015	Total Return for Five Years Ended December 31, 2015	Total Return for Ten Years Ended December 31, 2015	Total Return for Period from Commencement of Operations through December 31, 2015
Mid Cap Growth	11/09/94	–6.59%	31.19%	97.58%	609.58%
Class Y Shares Name of Portfolio	Date of First Offering of Shares of the Class	Total Return for Fiscal Year Ended December 31, 2015	Total Return for Five Years Ended December 31, 2015	Total Return for Ten Years Ended December 31, 2015	Total Return for Period from First Offering of Class Y Shares through December 31, 2015
Mid Cap Growth	7/24/00	–6.81%	29.61%	92.77%	82.91%

XII. FINANCIAL STATEMENTS

The Fund's audited financial statements for the fiscal year ended December 31, 2015, including notes thereto, and the report of Ernst & Young LLP, an independent registered public accounting firm, are herein incorporated by reference to the Fund's Annual Report to Shareholders. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this SAI.

XIII. FUND COUNSEL

Dechert LLP, located at 1095 Avenue of the Americas, New York, NY 10036, acts as the Fund's legal counsel.

*****

This SAI and the Portfolio's Class X and Class Y Prospectuses do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

Appendix A

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Investment Management (Japan) Co., Limited and Morgan Stanley Investment Management Private Limited (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (the "MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies unless the investment management or investment advisory agreement explicitly authorizes the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In addition to voting proxies at portfolio companies, MSIM routinely engages with the management or board of companies in which we invest on a range of governance issues. Governance is a window into or proxy for management and board quality. MSIM engages with companies where we believe we can make a positive impact on the governance structure. MSIM's engagement process, through private communication with companies, allows us to understand the governance structure at investee companies and better inform our voting decisions. In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Retention and Oversight of Proxy Firms — ISS Governance Services ("ISS") and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations.

MSIM has retained Research Providers to analyze proxy issues and to make vote recommendations on those issues. While we may review and utilize the recommendations of one or more Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. MSIM votes all proxies based on its own proxy voting policies in the best interests of each MSIM Affiliate. In addition to research, ISS provides vote execution, reporting, and recordkeeping services to MSIM.

As part of MSIM's ongoing oversight of the Research Providers, MSIM performs periodic due diligence on the Research Providers. Topics of the reviews include, but are not limited to, conflicts of interest, methodologies for developing their policies and vote recommendations, and resources.

Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger results in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters.

We generally support routine management proposals. The following are examples of routine management proposals:

•  Approval of financial statements and auditor reports if delivered with an unqualified auditor's opinion.

•  General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•  Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported. We do not support proposals that allow companies to call a special meeting with a short (generally two weeks or less) time frame for review.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1.  Election of directors: Votes on board nominees can involve balancing a variety of considerations. In vote decisions, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board's nominees for director except as follows:

a.  We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems; if we believe the board is acting with insufficient independence between the board and management; or if we believe the board has not been sufficiently forthcoming with information on key governance or other material matters.

b.  We consider witholding support from or voting against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent.

i.  At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent. In markets where board independence is not the norm (e.g. Japan), however, we consider factors including whether a board of a controlled company includes independent members who can be expected to look out for interests of minority holders.

ii.  We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

c.  Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation/renumeration, nominating/governance or audit committee.

d.  We consider withholding support or voting against nominees if the term for which they are nominated is excessive. We consider this issue on a market-specific basis.

e.  We consider withholding support from or voting against nominees if, in our view, there has been insufficient board renewal (turnover), particularly in the context of extended poor company performance.

f.  We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

g.  In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also consider voting against the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

h.  We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

i.  We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee's board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

j.  We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies), although we may reference National Association of Corporate Directors guidance suggesting that public company CEOs, for example, should serve no more than two outside boards given the level of time commitment required in their primary job.

2.  Discharge of directors' duties: In markets where an annual discharge of directors' responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of disclosed actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.  Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.  Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.  Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.  Proxy access: We consider proposals on procedures for inclusion of shareholder nominees and to have those nominees included in the company's proxy statement and on the company's proxy ballot on a case-by-case basis. Considerations include ownership thresholds, holding periods, the number of directors that shareholders may nominate and any restrictions on forming a group.

7.  Reimbursement for dissident nominees: We generally support well-crafted U.S. shareholder proposals that would provide for reimbursement of dissident nominees elected to a board, as the cost to shareholders in electing such nominees can be factored into the voting decision on those nominees.

8.  Proposals to elect directors more frequently: In the U.S. public company context, we usually support shareholder and management proposals to elect all directors annually (to "declassify" the board), although we make an exception to this policy where we believe that long-term shareholder value may be harmed by this change given particular circumstances at the company at the time of the vote on such proposal. As indicated above, outside the U.S., we generally support greater accountability to shareholders that comes through more frequent director elections, but recognize that many markets embrace longer term lengths, sometimes for valid reasons given other aspects of the legal context in electing boards.

9.  Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

10.  Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint an independent Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context. In the U.S., we consider such proposals on a case-by-case basis, considering, among other things, the existing board leadership structure, company performance, and any other evidence of entrenchment or perceived risk that power is overly concentrated in a single individual.

11.  Director retirement age and term limits: Proposals setting or recommending director retirement ages or director term limits are voted on a case-by-case basis that includes consideration of company performance, the rate of board renewal, evidence of effective individual director evaluation processes, and any indications of entrenchment.

12.  Proposals to limit directors' liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, with gross negligence or with reckless disregard of his or her duties.

C. Statutory Auditor Boards.

The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company's articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D. Corporate Transactions and Proxy Fights.

We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E. Changes in Capital Structure.

1.  We generally support the following:

•  Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•  U.S. management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•  U.S. management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•  Proposals in non-U.S. markets that in our view appropriately limit potential dilution of existing shareholders. A major consideration is whether existing shareholders would have preemptive rights for any issuance under a proposal for standing share issuance authority. We generally consider market-specific guidance in making these decisions; for example, in the U.K. market, we usually follow Association of British Insurers' ("ABI") guidance, although company-specific factors may be considered and for example, may sometimes lead us to voting against share authorization proposals even if they meet ABI guidance.

•  Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•  Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•  Management proposals to effect stock splits.

•  Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•  Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.  We generally oppose the following (notwithstanding management support):

•  Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•  Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•  Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•  Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F. Takeover Defenses and Shareholder Rights.

1.  Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.  Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.  Shareholder right to call meetings: We consider proposals to enhance a shareholder's rights to call a special meeting on a case-by-case basis. At large-cap U.S. companies, we generally support efforts to establish the rights of holders of 10% or more of shares to call special meetings, unless the board or state law has a set policy or law establishing such rights at a threshold that we believe to be acceptable.

4.  Written consent rights: In the U.S. context, we examine proposals for shareholder written consent rights on a case-by-case basis.

5.  Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

6.  Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

7.  Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are "bundled" and presented for a single vote.

G. Auditors.

We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H. Executive and Director Remuneration.

1.  We generally support the following:

•  Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provision.

•  Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director's decision to resign from a board (such forfeiture can undercut director independence).

•  Proposals for employee stock purchase plans that permit discounts, but only for grants that are part of a broad-based employee plan, including all non-executive employees, and only if the discounts are limited to a reasonable market standard or less.

•  Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.  We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.  In the U.S. context, we generally vote against shareholder proposals requiring shareholder approval of all severance agreements, but proposals we generally support that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) and proposals that require companies to adopt a provision requiring an executive to receive accelerated vesting of equity awards if there is a change of control and the executive is terminated. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.  Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company's current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider factors including whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.  We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs

6.  We generally support shareholder proposals for reasonable "claw-back" provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

7.  Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

8.  Say-on-Pay: We consider proposals relating to an advisory vote on remuneration on a case-by-case basis. Considerations include a review of the relationship between executive remuneration and performance based on operating trends and total shareholder return over multiple performance periods. In addition, we review remuneration structures and potential poor pay practices, including relative magnitude of pay, discretionary bonus awards, tax gross ups, change-in-control features, internal pay equity and peer group construction. As long-term investors, we support remuneration policies that align with long-term shareholder returns.

I. Social, Political and Environmental Issues. Shareholders in the U.S. and certain other markets submit proposals encouraging changes in company disclosure and practices related to particular corporate, social, political and environmental matters. We consider how to vote on the proposals on a case-by-case basis to determine likely impacts on shareholder value. We seek to balance concerns on reputational and other risks that lie behind a proposal against costs of implementation, while considering appropriate shareholder and management prerogatives. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We support proposals that, if implemented, would enhance useful disclosure, but we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J. Funds of Funds. Certain MSIM Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee. Other MSIM Funds invest in unaffiliated funds. If an unaffiliated underlying fund has a shareholder meeting and the MSIM Fund owns more than 25% of the voting shares of the underlying fund, the MSIM Fund will vote its shares in the unaffiliated underlying fund in the same proportion as the votes of the other shareholders of the underlying fund to the extent possible.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for the Policy. The Committee, which is appointed by MSIM's Long-Only Executive Committee, consists of investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team ("CGT"). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least quarterly and reviews and considers changes to the Policy at least annually. Through meetings and/or written communications, the Committee is responsible for monitoring and ratifying "split votes" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy). The Committee will review developing issues and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director may request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

A potential material conflict of interest could exist in the following situations, among others:

1.  The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.  The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.  Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.  If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.  If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers consulted have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.

3.  If the Research Providers' recommendations differ, the CGT Director will refer the matter to a Special Committee to vote on the proposal, as appropriate.

Any Special Committee shall be comprised of the CGT Director and at least two portfolio managers (preferably members of the Committee) as approved by the Committee. The CGT Director may request non-voting participation by MSIM's General Counsel or his/her designee and the Chief Compliance Officer or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP and Private Investment Partners Inc. ("AIP"): (i) closed-end funds registered under the 1940 Act, as amended, (ii) discretionary separate accounts; (iii) unregistered funds; and (iv) non-discretionary accounts offered in connection with AIP's Customized Advisory Portfolio Solutions service.

Generally, AIP will follow the guidelines set forth in Section II of MSIM's Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Equity Fund of Funds investment team, the Private Equity Real Estate Fund of Funds investment team or the Portfolio Solutions team of AIP. A summary of decisions made by the applicable investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the "Fund") that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.  Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a "Designated Person," and collectively, the "Designated Persons"), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person's death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.  Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund's organizational documents; provided, however, that, if the Fund's organizational documents require the consent of the Fund's general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

Ratified by the Morgan Stanley Funds Board on September 16-17, 2015.

APPENDIX B — DESCRIPTION OF RATINGS

Standard & Poor's Ratings Services

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

I.  S&P's Long-Term Issue Credit Ratings

AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated 'C' is currently highly vulnerable to nonpayment,and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard &

Poor's believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

II.  S&P's Short-Term Issue Credit Ratings

A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Moody's Investors, Inc.

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

I.  Moody's Global Long-Term Rating Scale

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

II.  Moody's Global Short-Term Rating Scale

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Ratings Inc.

Fitch Ratings' credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

I.  Fitch's Long-Term Issuer Credit Rating Scales

AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Exceptionally high levels of credit risk Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include: a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation; b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or c. Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD: Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include: a. the selective payment default on a specific class or currency of debt; b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or d. execution of a distressed debt exchange on one or more material financial obligations.

D: Default. 'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

"Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term Issuer Default Ratings category, or to Long-Term Issuer Default Ratings categories below 'B'.

II.  Fitch's Short-Term Ratings Assigned to Issuers or Obligations in Corporate, Public and Structure Finance

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
PART C
OTHER INFORMATION

ITEM 28. Exhibits

(a)(1).	Declaration of Trust of the Registrant, dated June 2, 1994, is incorporated herein by reference to Exhibit 1 of the Initial Registration Statement on Form N-1A, filed on June 9, 1994.

(2).

Instrument Establishing and Designating Additional Series of Shares, dated October 15, 1996, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on October 17, 1996.

(3).

Amendment, dated February 26, 1998, to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 27, 1998.

(4).

Amendment, dated June 22, 1998, to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 26, 1999.

(5).

Amendment, dated May 1, 1999, to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on April 29, 1999.

(6).

Amendment, dated August 9, 1999, to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on June 9, 1999.

(7).

Form of Instrument Establishing and Designating Additional Series of Shares, dated February 24, 2000, is incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 29, 2000.

(8).

Amendment, dated June 18, 2001, to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 26, 2002.

(9).

Amendment, dated April 19, 2002, to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 26, 2002.

(10).

Form of Amendment dated May 1, 2003 to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (a)(10) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 29, 2003.

(11).

Amendment, dated October 28, 2004, to the Declaration of Trust (with respect to the name change of the Value-Added Market Portfolio to the Equally-Weighted S&P 500 Portfolio), is incorporated herein by reference to Exhibit (a)(11) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on October 30, 2008.

(12).

Instrument Establishing and Designating Additional Class of Shares dated April 28, 2005, is incorporated herein by reference to Exhibit (a)(11) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on April 29, 2005.

(13).

Amendment, dated June 14, 2006, to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (a)(12) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on February 13, 2007.

(14).

Amendment, dated April 10, 2007, to the Declaration of Trust of the Registrant, is incorporated herein by reference to Exhibit (a)(13) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on April 13, 2007.

(15).

Amendment, dated April 8, 2008, to the Declaration of Trust of the Registrant (with respect to the name change of the Developing Growth Portfolio to the Mid Cap Growth Portfolio and to the name change of the Growth Portfolio to the Capital Growth Portfolio), is incorporated herein by reference to Exhibit (a)(14) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on April 8, 2008.

(16).

Amendment, dated October 21, 2008, to the Declaration of Trust of the Registrant (with respect to the name change of the Utilities Portfolio to the Global Infrastructure Portfolio), is incorporated herein by reference to Exhibit (a)(16) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on October 30, 2008.

(17).

Amendment, dated March 8, 2011, to the Declaration of Trust of the Registrant (with respect to the name change of the Capital Growth Portfolio to the Growth Portfolio and the name change of the Capital Opportunities Portfolio to the Multi Cap Growth Portfolio), is incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30 to the Registration statement on form N-1A, filed on April 12, 2011.

(18).

Amendment, dated January 1, 2012, to the Declaration of Trust of the Registrant (with respect to the change in registered agent), is incorporated herein by reference to Exhibit (a)(18) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on April 11, 2012.

(19).

Amendment, dated October 2, 2013, to the Declaration of Trust of the Registrant (with respect to the termination of the Flexible Income, Focus Growth, Growth and Multi Cap Growth Portfolios), is incorporated herein by reference Exhibit (a)(19) of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on April 9, 2014.

(b).	Amended and Restated By-laws of the Registrant dated December 8, 2015 are filed herein.

(c).	Not Applicable.

(d).

Investment Advisory Agreement, dated July 31, 2011 between the Registrant and Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Morgan Stanley Mortgage Securities Trust, filed on February 26, 2016.

(e)(1).

Distribution Agreement, dated July 31, 2011, between the Registrant and Morgan Stanley Distribution, Inc., is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on April 11, 2012.

(2).

Amended and Restated Participation Agreement, dated October 23, 2003, among Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company, the Registrant and Morgan Stanley Distributors Inc., is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on April 28, 2004.

(f).	Not Applicable.

(g).

Custody Agreement between the Registrant and State Street Bank and Trust Company, dated March 7, 2008, is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Active Assets Prime Trust, filed on March 31, 2016.

(h)(1).

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated as of July 1, 2013, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 121 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund Trust, filed on December 2, 2014.

(2).

Amendment, dated as of June 2, 2014, to the Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated as of July 1, 2013, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 26, 2014.

(3).

Administration Agreement with Morgan Stanley Investment Management Inc., dated as of January 1, 2014, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Morgan Stanley Mortgage Securities Trust, filed on February 26, 2016.

(4).

Shareholder Service Agreement, dated October 23, 2003, between Morgan Stanley Distributors Inc. and Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company, is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on April 28, 2004.

(i)(1).	Opinion of Clifford Chance US LLP, is incorporated herein by reference to Exhibit (i)(1) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on April 29, 2005.

(2).

Consent of Dechert LLP, Massachusetts Counsel, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on April 29, 2005.

(3).	Consent of Dechert LLP, filed herein.

(j).	Consent of Independent Registered Public Accounting Firm, filed herein.

(k).	Not Applicable.

(l).	Not Applicable.

(m).

Amended and Restated Plan of Distribution pursuant to Rule 12b-1, dated July 31, 2011, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A, filed on April 9, 2014.

(n).

Multi-Class Plan pursuant to Rule 18f-3, dated October 28, 2004, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on April 29, 2005.

(o).	Not Applicable.

(p)(1).

Code of Ethics of Morgan Stanley Investment Management, dated March 22, 2016, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of Morgan Stanley Multi Cap Growth Trust, filed on March 31, 2016.

(2).

Code of Ethics of the Morgan Stanley Funds, is incorporated herein by reference to exhibit (p)(2) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(q).

Powers of Attorney of Trustees, dated February 26, 2015, are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 128 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund Trust, filed on March 6, 2015.

ITEM 29. Persons Controlled by or Under Common Control with the Fund.

None

ITEM 30. Indemnification.

Pursuant to Section 5.3 of the Registrant’s Declaration of Trust and under Section 4.8 of the Registrant’s By-Laws, the indemnification of the Registrant’s trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant’s Declaration of Trust, neither the Investment Adviser nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant. Pursuant to Section 9 of the Registrant’s Investment Advisory Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement, the Investment Adviser shall not be liable to the Registrant or any of its investors for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Registrant or its investors. Pursuant to Section 7 of the Registrant’s Administration Agreement, the Administrator will use its best efforts in the performance of administrative activities on behalf of each fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations hereunder, the Administrator shall not be liable to the Fund or any of its investors for any error of judgment or mistake of law or for any act or omission by the Administrator or for any losses sustained by the Fund or its investors.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant, in conjunction with the Investment Adviser, the Registrant’s Trustees, and other registered investment management companies managed by the Investment Adviser, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 31. Business and Other Connections of Investment Adviser

(a)           Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed below serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

See “Fund Management” in the Prospectus regarding the business of the investment adviser. The following information is given regarding directors and officers of Morgan Stanley Investment Management Inc. (“Morgan Stanley Investment Management”). Morgan Stanley Investment Management is a wholly-owned subsidiary of Morgan Stanley.

Set forth below is the name and principal business address of each company for which directors or officers of Morgan Stanley Investment Management serve as directors, officers or employees:

Morgan Stanley Investment Management Inc.
Morgan Stanley Distribution, Inc.

Morgan Stanley Services Company Inc.

522 Fifth Avenue, New York, New York 10036

Listed below are the officers and Directors of Morgan Stanley Investment Management Inc.:

NAME AND POSITION WITH
MORGAN STANLEY INVESTMENT MANAGEMENT INC.	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION

Dan Simkowitz Managing Director and President	Managing Director of Morgan Stanley.

Christopher O’Dell Managing Director and Secretary	Managing Director and Secretary of Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company, Inc.; Secretary of other entities affiliated with the Adviser.

Stefanie V. Chang Yu Managing Director and Chief Compliance Officer	Chief Compliance Officer of the Morgan Stanley Funds.

David Heaton Managing Director and Chief Financial Officer	Chief Financial Officer and Treasurer of Morgan Stanley Distribution, Inc.; Treasurer of other entities affiliated with the Adviser.

Mary Alice Dunne Managing Director and Director

Jason Pizzorusso Managing Director and Treasurer

Feta Zabeli Managing Director and Director

Michael Levy Managing Director and Director

Philip Varela Executive Director and Chief Anti-Money Laundering Officer	Executive Director and Anti-Money Laundering Officer of Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company, Inc.

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Investment Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-15757) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

ITEM 32. Principal Underwriters

(a)  Morgan Stanley Distribution, Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distribution is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust

(2)  Active Assets Government Securities Trust

(3)  Active Assets Government Trust

(4)  Active Assets Prime Trust

(5)  Active Assets Money Trust

(6)  Active Assets Tax-Free Trust

(7)  AIP Series Trust

(8)  Morgan Stanley California Tax-Free Daily Income Trust

(9)  Morgan Stanley European Equity Fund Inc.

(10)  Morgan Stanley Global Fixed Income Opportunities Fund

(11)  Morgan Stanley Institutional Fund, Inc.

(12)  Morgan Stanley Institutional Fund Trust

(13)  Morgan Stanley Institutional Liquidity Funds

(14)  Morgan Stanley Liquid Asset Fund Inc.

(15)  Morgan Stanley Mortgage Securities Trust

(16)  Morgan Stanley Multi Cap Growth Trust

(17)  Morgan Stanley New York Municipal Money Market Trust

(18)  Morgan Stanley Tax-Free Daily Income Trust

(19)  Morgan Stanley U.S. Government Money Market Trust

(20)  Morgan Stanley U.S. Government Securities Trust

(21)  Morgan Stanley Variable Investment Series

(22)  The Universal Institutional Funds, Inc.

(b)  The following information is given regarding directors and officers of Morgan Stanley Distribution. The principal address of Morgan Stanley Distribution is 522 Fifth Avenue, New York, NY 10036.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Henry Kaplan	President and Director	None
Frederick McMullen	Director	None
Maureen O’Toole	Director	None
David Heaton	Chief Financial Officer and Treasurer	None
Christopher O’Dell	Secretary	None
Ilene Shore	Chief Compliance Officer	None
Philip Varela	Chief Anti-Money Laundering Officer	AML Officer
Sergio Lupetin	Financial and Operations Principal	None

(c)  Not applicable.

ITEM 33. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
(records relating to its function as custodian and sub-administrator)

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169-0953

(records relating to its functions as transfer agent and dividend disbursing agent)

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
(records relating to its function as investment adviser and administrator)

ITEM 34. Management Services

Registrant is not a party to any such management-related service contract.

ITEM 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of April 2016.

MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES

By	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures			Title	Date

(1) Principal Executive Officer			President and Principal Executive Officer

By	/s/ John H. Gernon			April 14, 2016
John H. Gernon

(2) Principal Financial Officer			Principal Financial Officer

By	/s/ Francis J. Smith			April 14, 2016
Francis J. Smith

(3) Majority of the Trustees

INDEPENDENT TRUSTEES

	Frank L. Bowman	Joseph J. Kearns
	Kathleen A. Dennis	Michael F. Klein
	Nancy C. Everett	Michael E. Nugent (Chairman)
	Jakki L. Haussler	W. Allen Reed
	Dr. Manuel H. Johnson	Fergus Reid

By	/s/ Carl Frischling			April 14, 2016
Carl Frischling
Attorney-in-Fact for the Independent Trustees

INTERESTED TRUSTEE

James F. Higgins

By		/s/ Joseph C. Benedetti		April 14, 2016
Joseph C. Benedetti
Attorney-in-Fact for the Interested Trustee

EXHIBIT INDEX

(b).	Amended and Restated By-laws.

(i)(3).	Consent of Dechert LLP.

(j).	Consent of Independent Registered Public Accounting Firm.